Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Entity Registrant Name	AMC Networks Inc.
Entity Central Index Key	0001514991
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 224,182	$ 215,836	$ 79,960
Accounts receivable, trade	285,378	286,810	242,699
Amounts due from related parties, net	5,067	5,540	6,840
Program rights, net	240,545	235,171	186,475
Prepaid expenses and other current assets	40,921	67,370	42,950
Deferred tax asset, net	39,802	59,272	7,516
Total current assets	835,895	869,999	566,440
Property and equipment, net	62,429	63,814	68,977
Program rights, net	768,820	765,609	597,355
Amounts due from related parties, net	3,454	3,214	3,502
Note receivable from related party			16,832
Deferred tax asset, net			41,250
Deferred carriage fees, net	45,122	47,304	69,343
Amortizable intangible assets, net		285,773	364,882
Indefinite-lived intangible assets		19,900	19,900
Intangible assets, net	285,894	305,673
Goodwill	83,173	83,173	83,173
Other assets	41,022	45,148
Other assets		20,728	15,043
Deferred financing costs, net of accumulated amortization of $2,490 and $16,388		24,420	7,199
Total assets	2,125,809	2,183,934	1,853,896
Current Liabilities:
Accounts payable	61,866	61,605	46,459
Accrued liabilities:
Interest	15,263	31,254	20,046
Employee related costs	41,100	57,160	44,578
Deferred carriage fees payable		1,217	2,218
Other accrued expenses		10,168	23,888
Other accrued expenses	13,132	11,385
Amounts due to related parties, net	833	5,336	10,678
Program rights obligations	164,297	146,339	116,190
Deferred revenue	25,488	23,853	17,859
Credit facility debt	5,950	5,950	50,000
Capital lease obligations	1,573	1,314	4,575
Total current liabilities	329,502	344,196	336,491
Program rights obligations	449,731	472,690	338,635
Senior notes	686,671	686,434	299,552
Senior subordinated notes			324,071
Credit facility debt	1,548,147	1,598,896	425,000
Capital lease obligations	15,287	14,363	15,677
Deferred tax liability, net	50,999	51,905
Other liabilities	50,329	52,445	89,639
Total liabilities	3,130,666	3,220,929	1,829,065
Commitments and contingencies
Stockholders' deficiency:
Preferred stock, $0.01 par value, 45,000,000 shares authorized; none issued
Paid-in capital	11,351	5,942	181,724
Accumulated deficit	(986,773)	(1,029,954)	(156,893)
Treasury stock, at cost	(17,614)	(1,677)
Accumulated other comprehensive loss	(12,544)	(12,027)
Total stockholders' (deficiency) equity	(1,004,857)	(1,036,995)	24,831
Total liabilities and stockholders' (deficiency) equity	2,125,809	2,183,934	1,853,896
Class A Common Stock [Member]
Stockholders' deficiency:
Common stock	588	586
Class B Common Stock [Member]
Stockholders' deficiency:
Common stock	$ 135	$ 135

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, trade, allowance for doubtful accounts	$ 2,840	$ 3,092	$ 8,321
Property and equipment, accumulated depreciation	137,827	132,745
Deferred financing costs, accumulated amortization		$ 2,490	$ 16,388
Preferred stock, par value	$ 0.01	$ 0.01	$ 0
Preferred stock, shares authorized	45,000,000	45,000,000	0
Preferred Stock, shares issued	0	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0
Common stock, shares authorized	360,000,000	360,000,000	0
Common stock, shares issued	58,787,544	58,628,764	0
Common stock, shares outstanding	58,204,792	58,434,704	0
Treasury stock, shares	582,752	194,060	0
Class B Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0
Common stock, shares authorized	90,000,000	90,000,000	0
Common stock, shares issued	13,534,408	13,534,408	0
Common stock, shares outstanding	13,534,408	13,534,408	0

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Revenues, net	$ 326,239	$ 272,903	$ 1,187,741	$ 1,078,300	$ 973,644
Operating expenses:
Technical and operating	104,930	90,411	425,961	366,093	310,365
Selling, general and administrative	99,222	86,921	335,656	328,134	313,904
Restructuring (credit) expense	(3)	(34)	(240)	(2,218)	5,162
Depreciation and amortization	25,051	24,926	99,848	106,455	106,504
Total operating expenses	229,200	202,224	861,225	798,464	735,935
Operating income	97,039	70,679	326,516	279,836	237,709
Other income (expense):
Interest expense	(29,797)	(18,350)	(95,870)	(75,800)	(79,778)
Interest income	105	457	1,074	2,388	836
Write-off of deferred financing costs	(312)		(6,247)
Loss on extinguishment of debt			(14,726)
Miscellaneous, net	12	72	(137)	(162)	187
Total non-operating income (expense)	(29,992)	(17,821)	(115,906)	(73,574)	(78,755)
Income from continuing operations before income taxes	67,047	52,858	210,610	206,262	158,954
Income tax expense	(23,970)	(23,136)	(84,248)	(88,073)	(70,407)
Income from continuing operations	43,077	29,722	126,362	118,189	88,547
Income (loss) from discontinued operations, net of income taxes	104	96	92	(38,090)	(34,791)
Net income	$ 43,181	$ 29,818	$ 126,454	$ 80,099	$ 53,756
Basic net income per share:
Income from continuing operations	$ 0.62	$ 0.43	$ 1.82	$ 1.71	$ 1.28
Income (loss) from discontinued operations				$ (0.55)	$ (0.5)
Net income	$ 0.62	$ 0.43	$ 1.83	$ 1.16	$ 0.78
Diluted net income per share:
Income from continuing operations	$ 0.6	$ 0.43	$ 1.79	$ 1.71	$ 1.28
Income (loss) from discontinued operations				$ (0.55)	$ (0.5)
Net income	$ 0.6	$ 0.43	$ 1.79	$ 1.16	$ 0.78
Weighted average common shares:
Basic weighted average common shares	69,871	69,161	69,283	69,161	69,161
Diluted weighted average common shares	72,130	69,161	70,731	69,161	69,161

Consolidated Statements Of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Revenues, net from related parties	$ 8,073	$ 7,940	$ 31,885	$ 29,303	$ 31,796
Technical and operating charges from related parties	0	1,205	5,040	3,971	(2,043)
Selling, general and administrative charges from related parties	$ 1,996	$ 24,291	$ 57,004	$ 100,230	$ 87,239

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 43,181	$ 29,818
Other comprehensive loss:
Unrealized loss on interest rate swaps	(820)
Other comprehensive loss, before income taxes	(820)
Income tax benefit related to items of other comprehensive loss	303
Other comprehensive loss, net of income taxes	(517)
Comprehensive income	$ 42,664	$ 29,818

Consolidated Statements Of Stockholders' (Deficiency) Equity (USD $) In Thousands	Class A Common Stock [Member]	Class B Common Stock [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2008				$ (278,502)			$ (278,502)
Net income				53,756			53,756
Cash capital contributions from Cablevision			682				682
Cash capital distributions to Cablevision			(10,122)				(10,122)
Non-cash capital distribution related to the utilization of Company tax losses by Cablevision			(7,820)	(12,246)			(20,066)
Non-cash capital contribution related to the allocation of Cablevision share-based compensation expense			17,596				17,596
Other non-cash capital distributions/contributions, net			(336)				(336)
Balance at Dec. 31, 2009				(236,992)			(236,992)
Net income				80,099			80,099
Cash capital contributions from Cablevision			204,018				204,018
Cash capital distributions to Cablevision			(53,754)				(53,754)
Non-cash capital contribution related to the utilization of Cablevision tax losses			52,824				52,824
Distribution of net assets to Cablevision			(41,273)				(41,273)
Non-cash capital contribution related to the allocation of Cablevision share-based compensation expense			20,559				20,559
Other non-cash capital distributions/contributions, net			(650)				(650)
Balance at Dec. 31, 2010			181,724	(156,893)			24,831
Net income				126,454			126,454
Cash capital contributions from Cablevision			20,813				20,813
Cash capital distributions to Cablevision			(20,813)				(20,813)
Non-cash capital distribution to Cablevision related to employee benefit plans as a result of the Distribution			(6,313)				(6,313)
Non-cash capital distribution associated with the issuance of debt to Cablevision			(250,485)	(999,515)			(1,250,000)
Non-cash capital contribution, net related to adjustments to liability for uncertain tax positions and net deferred tax assets as a result of the Distribution			44,598				44,598
Non-cash capital contribution related to the utilization of Cablevision tax losses			36,867				36,867
Non-cash capital distribution related to tax credits utilized by Cablevision			(2,586)				(2,586)
Non-cash capital distribution of promissory note receivable to Cablevision			(17,113)				(17,113)
Non-cash capital contribution related to the allocation of Cablevision share-based compensation expense			8,343				8,343
Reclassification of common stock in connection with the Distribution	578	135	(713)
Other comprehensive loss						(12,027)	(12,027)
Share-based compensation expense			7,669				7,669
Proceeds from exercise of stock options	8		3,614				3,622
Treasury stock acquired from forfeiture and acquisition of restricted shares					(1,677)		(1,677)
Other non-cash capital distributions/contributions, net			337				337
Balance at Dec. 31, 2011	586	135	5,942	(1,029,954)	(1,677)	(12,027)	(1,036,995)
Net income				43,181			43,181
Other comprehensive loss						(517)	(517)
Share-based compensation expense			3,583				3,583
Proceeds from exercise of stock options	2		1,826				1,828
Treasury stock acquired from forfeiture and acquisition of restricted shares					(15,937)		(15,937)
Balance at Mar. 31, 2012	$ 588	$ 135	$ 11,351	$ (986,773)	$ (17,614)	$ (12,544)	$ (1,004,857)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Income from continuing operations	$ 43,077	$ 29,722	$ 126,362	$ 118,189	$ 88,547
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	25,051	24,926	99,848	106,455	106,504
Non-cash restructuring (credit) expense			(240)		1,731
Share-based compensation expense related to equity classified awards	3,583	3,931	16,012	16,267	13,716
Amortization and write-off of program rights	67,442	54,417	278,728	219,859	184,096
Amortization of deferred carriage fees	2,184	5,993	23,962	25,213	23,646
Amortization and write-off of deferred financing costs and discounts on indebtedness	2,505	942	12,159	3,773	3,962
Loss on extinguishment of debt			14,726
Provision for doubtful accounts	105	935	338	1,484	2,528
Deferred income taxes	18,806	18,352	69,160	80,744	61,975
Changes in assets and liabilities:
Accounts receivable, trade	1,327	17,856	(44,750)	(36,422)	(27,641)
Amounts due from/to related parties, net	(3,922)	(12,613)	(9,602)	5,049	4,004
Prepaid expenses and other assets	29,046	(892)	(30,930)	17,388	(4,220)
Program rights			(495,878)	(321,082)	(222,111)
Deferred carriage fees			(1,923)	(2,930)	(585)
Program rights and obligations, net	(81,028)	(63,791)
Deferred carriage fees and deferred carriage fees payable, net	(148)	(2,008)
Accounts payable, accrued expenses and other liabilities	(31,065)	(29,334)	34,538	12,772	(1,007)
Program rights obligations			164,440	19,337	(27,840)
Deferred carriage fees payable			(1,717)	(101)	(3,303)
Net cash provided by operating activities	76,963	48,436	255,233	265,995	204,002
Cash flows from investing activities:
Capital expenditures	(2,838)	(1,599)	(15,371)	(17,243)	(13,419)
Payment for acquisition of a business		(135)	(320)	(320)	(470)
Proceeds from sale of equipment, net of costs of disposal		13		406	720
Net cash used in investing activities	(2,838)	(1,721)	(15,691)	(17,157)	(13,169)
Cash flows from financing activities:
Capital contributions from Cablevision		20,813	20,813	204,018	682
Capital distributions to Cablevision			(20,813)	(53,754)	(10,122)
Repayment of credit facility debt	(51,488)	(62,500)	(877,975)	(105,000)	(120,000)
Redemption of senior notes			(300,000)
Redemption of senior subordinated notes, including tender premium and fees			(338,365)
Payments for financing costs	(40)		(27,414)
Proceeds from credit facility debt			1,442,364
Purchase of treasury stock	(15,937)		(1,677)
Proceeds from stock option exercises	1,828		3,622
Repayment of note payable to related party				(190,000)
Principal payments on capital lease obligations	(290)	(1,093)	(4,612)	(4,080)	(3,034)
Net cash used in financing activities	(65,927)	(42,780)	(104,057)	(148,816)	(132,474)
Net increase in cash and cash equivalents from continuing operations	8,198	3,935	135,485	100,022	58,359
Cash flows from discontinued operations:
Net cash provided by operating activities	148	178	(359)	(30,870)	(48,967)
Net cash provided by (used in) investing activities			750	(10,183)	(4,753)
Net cash provided by (used in) financing activities
Effect of change in cash related to net assets distributed to Cablevision				(8,837)	(291)
Net increase in cash and cash equivalents from discontinued operations	148	178	391	(49,890)	(54,011)
Cash and cash equivalents at beginning of period	215,836	79,960	79,960	29,828	25,480
Cash and cash equivalents at end of period	$ 224,182	$ 84,073	$ 215,836	$ 79,960	$ 29,828

Nature Of Operations And Basis Of Presentation Nature Of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature Of Operations And Basis Of Presentation Nature Of Operations [Abstract]
Nature Of Operations And Basis Of Presentation Nature Of Operations

Note 1. Description of Business and Basis of Presentation

Description of Business

     AMC Networks Inc. ("AMC Networks") and collectively with its subsidiaries (the "Company") own and operate entertainment businesses and assets. The Company is comprised of two reportable segments:

  National Networks: Includes four nationally distributed programming networks: AMC, WE tv, IFC and Sundance Channel. These programming networks are distributed throughout the United States ("U.S.") via cable and other multichannel video programming distribution platforms, including direct broadcast satellite ("DBS") and platforms operated by telecommunications providers (we refer collectively to these cable and other multichannel video programming distributors as "multichannel video programming distributors" or "distributors"); and
  International and Other: Principally includes AMC/Sundance Channel Global, the Company's international programming business; IFC Films, the Company's independent film distribution business; and AMC Networks Broadcasting & Technology, the Company's network technical services business, which primarily services the programming networks of the Company. AMC and Sundance Channel are distributed in Canada and Sundance Channel and WE tv are distributed in other countries throughout Europe and Asia. The International and Other reportable segment also includes VOOM HD
  Holdings LLC ("VOOM HD"), which the Company is in the process of winding down, and which continues to sell certain limited amounts of programming internationally through program license agreements.

     On June 30, 2011, Cablevision Systems Corporation (Cablevision Systems Corporation and its subsidiaries are referred to as "Cablevision") spun-off the Company (the "Distribution"). In connection with the Distribution, Cablevision contributed all of the membership interests of Rainbow Media Holdings LLC ("RMH") to AMC Networks. RMH owned, directly or indirectly, the businesses included in Cablevision's Rainbow segment. On June 30, 2011, Cablevision effected the Distribution of all of AMC Networks' outstanding common stock to its shareholders. Immediately prior to the Distribution, the Company was an indirect wholly-owned subsidiary of Cablevision. The Company became an independent public company on June 30, 2011, the date of the Distribution. Both Cablevision and the Company continue to be controlled by Charles F. Dolan, certain members of his immediate family and certain family related entities (collectively the "Dolan Family").

Basis of Presentation

     These unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and Article 10 of Regulation S-X of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, these unaudited consolidated financial statements do not include all the information and notes required for complete annual financial statements.

     These unaudited consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes thereto for the year ended December 31, 2011.

     The Company's consolidated financial statements for periods prior to the Distribution have been derived from the consolidated financial statements and accounting records of Cablevision and reflect certain assumptions and allocations. The results of operations and cash flows of the Company for those periods could differ from those that might have resulted had the Company been operated autonomously or as an entity independent of Cablevision. The Company's consolidated financial statements after the Distribution reflect certain revenues and expenses related to transactions with or charges from Cablevision and The Madison Square Garden Company and its subsidiaries ("MSG") as described in Note 11.

     The consolidated financial statements as of March 31, 2012 and for the three months ended March 31, 2012 and 2011 are unaudited; however, in the opinion of management, such consolidated financial statements include all adjustments, consisting solely of normal recurring adjustments, necessary for a fair presentation of the results for the periods presented. All intercompany transactions and balances have been eliminated in consolidation.

     The results of operations for the interim periods are not necessarily indicative of the results that might be expected for future interim periods or for the full year ending December 31, 2012.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Discontinued Operations

     Discontinued operations consists of receipts related to the sale of the Lifeskool and Sportskool video-on-demand services in September and October 2008, respectively, which were recorded under the installment sales method.

Recently Adopted Accounting Pronouncements

     In September 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment (ASU 2011-08), to allow entities to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The Company adopted ASU 2011-08 effective January 1, 2012 and applied it to the Company's February 28, 2012 annual impairment test (see Note 3).

     In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). The provisions of ASU 2011-05 provide that an entity that reports items of other comprehensive income has the option to present comprehensive income as (i) a single statement that presents the components of net income and total net income, the components of other comprehensive income and total other comprehensive income and a total for comprehensive income or (ii) in a two-statement approach, whereby an entity must present the components of net income and total net income in the first statement and that statement is immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income and a total for comprehensive income. The previous option under GAAP that permitted the presentation of other comprehensive income in the statement of stockholders' equity has been eliminated. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). ASU 2011-12 defers the requirement in ASU 2011-05 to present reclassification adjustments for each component of accumulated other comprehensive income ("AOCI") in both other comprehensive income and net income on the face of the financial statements, and the presentation of reclassification adjustments is not required in interim periods. The Company adopted ASU 2011-05 and ASU 2011-12 effective January 1, 2012 and has presented comprehensive income using the two-statement approach.

     In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs (ASU 2011-04). ASU 2011-04 provides amendments to Topic 820 that changes the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The Company adopted ASU 2011-04 effective January 1, 2012. The adoption of this authoritative guidance did not have any impact on the Company's consolidated financial statements.

Note 1. Nature of Operations and Basis of Presentation Nature of Operations

     AMC Networks Inc. ("AMC Networks") and collectively with its subsidiaries (the "Company") own and operate entertainment businesses and assets. On June 30, 2011, Cablevision Systems Corporation (Cablevision Systems Corporation and its subsidiaries are referred to as "Cablevision") spun off the Company (the "Distribution") and the Company became an independent public company. The Company has two reportable segments:

  National Networks: Includes four nationally distributed programming networks: AMC, WE tv, IFC and Sundance Channel. These programming networks are distributed throughout the United States ("U.S.") via cable and other multichannel video programming distribution platforms, including direct broadcast satellite ("DBS") and platforms operated by telecommunications providers (we refer collectively to these cable and other multichannel video programming distributors as "multichannel video programming distributors" or "distributors"); and
  International and Other: Principally includes AMC/Sundance Channel Global, the Company's international programming business; IFC Films, the Company's independent film distribution business; and AMC Networks Broadcasting & Technology, the Company's network technical services business, which supplies services primarily to the programming networks of the Company. AMC and Sundance Channel are distributed in Canada and Sundance Channel and WE tv are distributed in other countries throughout Europe and Asia. The International and Other reportable segment also includes VOOM HD Holdings LLC ("VOOM HD"), which the Company is in the process of winding down, and which continues to sell certain limited amounts of programming internationally through program license agreements.

     In connection with the Distribution, Cablevision contributed all of the membership interests of Rainbow Media Holdings LLC ("RMH") to the Company. RMH owned, directly or indirectly, the businesses included in Cablevision's Rainbow Media segment. On June 30, 2011, Cablevision effected the Distribution of all of AMC Networks' outstanding common stock. In the Distribution, each holder of Cablevision NY Group ("CNYG") Class A Common Stock of record on June 16, 2011 received one share of AMC Networks Class A Common Stock for every four shares of CNYG Class A Common Stock held on the record date, which resulted in the issuance of approximately 57,813,000 shares of Class A Common Stock. Each record holder of CNYG Class B Common Stock received one share of AMC Networks Class B Common Stock for every four shares of CNYG Class B Common Stock held on the record date, which resulted in the issuance of approximately 13,534,000 shares of Class B Common Stock. Immediately prior to the Distribution, the Company was an indirect wholly-owned subsidiary of Cablevision. The Company became an independent public company on June 30, 2011, the date of the Distribution. Both Cablevision and AMC Networks continue to be controlled by Charles F. Dolan, certain members of his immediate family and certain family related entities (collectively the "Dolan Family").

     As part of the Distribution, the Company incurred $2,425,000 of debt (the "New AMC Networks Debt"), consisting of $1,725,000 aggregate principal amount of senior secured term loans and $700,000 aggregate principal amount of senior unsecured notes (see Note 8). Approximately $1,063,000 of the proceeds of the New AMC Networks Debt was used to repay all pre-Distribution outstanding Company debt (excluding capital leases), including principal and accrued and unpaid interest to the date of repayment, and, as partial consideration for Cablevision's contribution of the membership interests in RMH to the Company, $1,250,000, net of discount, of New AMC Networks Debt was issued to CSC Holdings, LLC ("CSC Holdings"), a wholly-owned subsidiary of Cablevision, which is reflected as a deemed capital distribution in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011. CSC Holdings used such New AMC Networks Debt to satisfy and discharge outstanding CSC Holdings debt, which ultimately resulted in such New AMC Networks Debt being held by third party investors.

Basis of Presentation and Use of Estimates

     These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

     The Company's consolidated financial statements for periods prior to the Distribution have been derived from the consolidated financial statements and accounting records of Cablevision and reflect certain assumptions and allocations. The financial position, results of operations and cash flows of the Company for those periods could differ from those that might have resulted had the Company been operated autonomously or as an entity independent of Cablevision. The Company's consolidated financial statements after the Distribution reflect certain revenues and expenses related to transactions with or charges from Cablevision and other related parties as described in Note 19.

Discontinued Operations

     On December 31, 2010, RMH transferred its membership interests in News 12 (regional news programming services), Rainbow Advertising Sales Corporation ("RASCO") (a cable television advertising company) and certain other businesses to wholly-owned subsidiaries of Cablevision in contemplation of the Distribution. The operating results of these transferred entities through the date of the transfer have been presented in the consolidated statements of income as discontinued operations for the years ended December 31, 2010 and 2009. Additionally, the net operating results following the sale of our ownership interests in the Lifeskool and Sportskool video-on-demand services in September and October 2008, respectively, which were recorded under the installment sales method, have been classified as discontinued operations for all periods presented.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Recently Adopted Accounting Pronouncements

     In December 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-28, Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (ASU 2010-28). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that an impairment of goodwill exists. In determining whether it is more likely than not that an impairment of goodwill exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The Company adopted ASU 2010-28 effective January 1, 2011. The adoption of this authoritative guidance did not have any impact to the Company's annual impairment test during the first quarter of 2011.

     In January 2010, the FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurement, that outlines certain new disclosures and clarifies some existing disclosure requirements about fair value measurement as set forth in Accounting Standards Codification Topic 820-10 which became effective and was adopted by the Company on January 1, 2011. The adoption of this authoritative guidance did not have any impact on the Company's consolidated financial statements.

     In October 2009, the FASB issued ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements (ASU 2009-13), which provides amendments that (a) update the criteria for separating consideration in multiple-deliverable arrangements, (b) establish a selling price hierarchy for determining the selling price of a deliverable, and (c) replace the term "fair value" in the revenue allocation guidance with the term "selling price" to clarify that the allocation of revenue is based on entity-specific assumptions. ASU 2009-13 eliminates the residual method of allocating arrangement consideration to deliverables, requires the use of the relative selling price method and requires that a vendor determine its best estimate of selling price in a manner consistent with that used to determine the price to sell the deliverable on a stand-alone basis. ASU 2009-13 requires a vendor to significantly expand the disclosures related to multiple-deliverable revenue arrangements with the objective to provide information about the significant judgments made and changes to those judgments and how the application of the relative selling-price method affects the timing or amount of revenue recognition. ASU 2009-13 was adopted on a prospective basis to revenue arrangements entered into or materially modified on or after January 1, 2011. The adoption of this authoritative guidance did not have any impact on the Company's consolidated financial statements.

Recently Issued But Not Yet Adopted Accounting Pronouncements

     In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment (ASU 2011-08), to allow entities to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. ASU 2011-08 is effective for the Company on January 1, 2012 and earlier adoption is permitted. The Company will evaluate performing a qualitative assessment in 2012.

     In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The provisions of ASU 2011-05 provide that an entity that reports items of other comprehensive income has the option to present comprehensive income as (i) a single statement that presents the components of net income and total net income, the components of other comprehensive income and total other comprehensive income and a total for comprehensive income or (ii) in a two-statement approach, whereby an entity must present the components of net income and total net income in the first statement and that statement is immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income and a total for comprehensive income. The option in current GAAP that permits the presentation of other comprehensive income in the statement of stockholders' equity has been eliminated. ASU 2011-05 is to be applied retrospectively and early adoption is permitted. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). ASU 2011-12 defers the requirement in ASU 2011-05 to present reclassification adjustments for each component of accumulated other comprehensive income ("AOCI") in both other comprehensive income and net income on the face of the financial statements and the presentation of reclassification adjustments is not required in interim periods. The Company expects to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective dates of ASU 2011-12 are consistent with the effective dates of ASU 2011-05, which is effective for the Company on January 1, 2012. The Company has not yet determined which presentation method it will adopt.

     In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs (ASU 2011-04). ASU 2011-04 provides amendments to Topic 820 that change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is to be applied prospectively and is effective for the Company on January 1, 2012.

Principles of Consolidation

     The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances are eliminated in consolidation.

Revenue Recognition

     Revenue is recognized when persuasive evidence of a sales arrangement exists, delivery occurs or services are rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenue recognition for each source of the Company's revenue is based on the following policies:

Affiliation Fee

     The Company recognizes affiliation fee revenue from distributors that carry the Company's programming services under multi-year contracts, commonly referred to as "affiliation agreements." The programming services are delivered throughout the terms of the agreements and the Company recognizes revenue as programming is provided.

Advertising

     Advertising revenues are recognized when commercials are aired. In certain advertising sales arrangements, the Company's programming businesses guarantee specified viewer ratings for their programming. For these types of transactions, a portion of such revenue is deferred if the guaranteed viewer ratings are not met and is subsequently recognized either when the Company provides the required additional advertising time, the guarantee obligation contractually expires or performance requirements become remote.

Other Revenue

     Revenue from the licensing of original programming for foreign and digital distribution is recognized upon availability for distribution by the licensee. Revenue from video-on-demand and similar pay-per-view arrangements is recognized as programming is exhibited based on end-customer purchases as reported by the distributor. Revenue derived from other sources is recognized when delivery occurs or the services are rendered.

Multiple-Element Transactions

     If there is objective and reliable evidence of fair value for all elements of accounting in a multiple-element arrangement, the arrangement consideration is allocated to the separate elements of accounting based on relative fair values. There may be cases in which there is objective and reliable evidence of the fair value of undelivered items in an arrangement but no such evidence for the delivered items. In those cases, the Company uses the relative selling price method to allocate the arrangement consideration. Under the relative selling price method, the Company determines its best estimate of selling price in a manner consistent with that used to determine the price to sell the deliverable on a stand-alone basis.

Technical and Operating Expenses

     Costs of revenues, including but not limited to license fees, amortization of program rights, participation and residual costs and programming and production costs, origination, transmission, uplinking and other operating costs, are classified as technical and operating expenses in the consolidated statements of income.

Advertising and Distribution Expenses

     Advertising costs are charged to expense when incurred and are recorded to selling, general and administrative expenses in the consolidated statements of income. Advertising costs were $105,068, $92,184 and $86,728 for the years ended December 31, 2011, 2010, and 2009, respectively. Marketing, distribution and general and administrative costs related to the exploitation of owned original programming are expensed as incurred and are recorded to selling, general and administrative expenses in the consolidated statements of income.

Share-Based Compensation

     The Company measures the cost of employee services received in exchange for an award of equity-based instruments based on the grant date fair value of the portion of awards that are ultimately expected to vest. The cost is recognized in earnings over the period during which an employee is required to provide service in exchange for the award, except for restricted stock units granted to non-employee directors which vest 100%, and are expensed, at the date of grant. For stock appreciation rights ("SARs"), the Company recognizes expense based on the estimated fair value at each reporting period using the Black-Scholes valuation model.

     For periods prior to the Distribution date, Cablevision charged the Company its proportionate share of expenses or benefits related to Cablevision's employee stock plans and Cablevision's long-term incentive plans (see Note 19). Amounts for share-based compensation expense are included in selling, general and administrative expenses in the consolidated statements of income.

See Note 16 for further discussion of the Company's equity plans.

Cash and Cash Equivalents

     The Company's cash investments are placed with money market funds and financial institutions that are investment grade as rated by Standard & Poor's and Moody's Investors Service. The Company selects money market funds that predominantly invest in marketable, direct obligations issued or guaranteed by the U.S. government or its agencies, commercial paper, fully collateralized repurchase agreements, certificates of deposit, and time deposits.

     The Company considers the balance of its investment in funds that substantially hold securities that mature within three months or less from the date the fund purchases these securities to be cash equivalents. The carrying amount of cash and cash equivalents either approximates fair value due to the short-term maturity of these instruments or are at fair value.

Accounts Receivable, Trade

     The Company periodically assesses the adequacy of valuation allowances for uncollectible accounts receivable by evaluating the collectability of outstanding receivables and general factors such as length of time individual receivables are past due, historical collection experience, and the economic and competitive environment.

Program Rights

     Rights to programming, including feature films and episodic series, acquired under license agreements are stated at the lower of amortized cost or net realizable value. Such licensed rights along with the related obligations are recorded at the contract value when a license agreement is executed, unless there is uncertainty with respect to either cost, acceptability or availability. If such uncertainty exists, those rights and obligations are recorded at the earlier of when the uncertainty is resolved or the license period begins. Costs are amortized to technical and operating expense on a straight-line basis over a period not to exceed the respective license periods.

     The Company's owned original programming is primarily produced by independent production companies, with the remainder produced by the Company. Owned original programming costs, including estimated participation and residual costs, qualifying for capitalization as program rights are amortized to technical and operating expense over their estimated useful lives, commencing upon the first airing, based on attributable revenue for airings to date as a percentage of total projected attributable revenue, or ultimate revenue (film-forecast-computation method). Projected program usage is based on the historical performance of similar content. Estimated attributable revenue can change based upon programming market acceptance, levels of affiliation fee revenue and advertising revenue, and program usage. Accordingly, the Company periodically reviews revenue estimates and planned usage and revises its assumptions if necessary, which could impact the timing of amortization expense or result in a write-down to net realizable value. Owned original program rights of $70,727 at December 31, 2011 is included as a component of long-term program rights, net in the consolidated balance sheet. The Company estimates that approximately 92% of unamortized owned original programming costs, as of December 31, 2011, will be amortized within the next three years. The Company expects to amortize $39,379 of unamortized owned original programming costs, during the next twelve months.

     The Company periodically reviews the programming usefulness of its licensed and owned original program rights based on a series of factors, including ratings, type and quality of program material, standards and practices, and fitness for exhibition. If it is determined that film or other program rights have no future programming usefulness, a write-off of the unamortized cost is recorded in technical and operating expense. Program rights write-offs of $18,332, $1,122 and $7,778 were recorded for the years ended December 31, 2011, 2010 and 2009, respectively.

Long-Lived and Indefinite-Lived Assets

     Property and equipment are carried at cost. Equipment under capital leases is recorded at the present value of the total minimum lease payments. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets or, with respect to equipment under capital leases and leasehold improvements, amortized over the shorter of the lease term or the assets' useful lives and reported in depreciation and amortization in the consolidated statements of income.

     Intangible assets established in connection with business acquisitions primarily consist of affiliation agreements and affiliate relationships, advertiser relationships and goodwill. Amortizable intangible assets are amortized on a straight-line basis over their respective estimated useful lives. Goodwill and identifiable intangible assets that have indefinite useful lives are not amortized.

Impairment of Long-Lived and Indefinite Lived Assets

     The Company's long-lived and indefinite-lived assets at December 31, 2011 include property and equipment, net of $63,814, amortizable intangible assets, net of $285,773, identifiable indefinite-lived intangible assets of $19,900 and goodwill of $83,173. These assets accounted for approximately 21% of the Company's consolidated total assets as of December 31, 2011.

     The Company reviews its long-lived assets (property and equipment, and intangible assets subject to amortization that arose from acquisitions) for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected cash flows, undiscounted and without interest, is less than the carrying amount of the asset, an impairment loss is recognized as the amount by which the carrying amount of the asset exceeds its fair value.

     Goodwill and indefinite-lived intangible assets, which represent Sundance Channel trademarks of $19,900, are tested annually for impairment during the first quarter ("annual impairment test date") and upon the occurrence of certain events or substantive changes in circumstances.

     Goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill utilizing an enterprise-value based premise approach. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill that would be recognized in a business combination. For the purpose of evaluating goodwill impairment at the annual impairment test date, the Company had five reporting units, which recognized goodwill. These reporting units are AMC, WE tv, IFC and Sundance Channel, which are included in the National Networks reportable segment, and AMC Networks Broadcasting & Technology, which is included in the International and Other reportable segment.

The goodwill balance as of December 31, 2011 by reporting unit is as follows:

Reporting Unit
AMC	$34,251
WE tv	5,214
IFC	13,582
Sundance Channel	28,930
AMC Networks Broadcasting & Technology	1,196
$83,173

     In assessing the recoverability of the Company's goodwill and other long-lived assets, the Company must make assumptions regarding estimated future cash flows and other factors to determine the fair value of the respective assets. These estimates and assumptions could have a significant impact on whether an impairment charge is recognized and also the magnitude of any such charge. Fair value estimates are made at a specific point in time, based on relevant information. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Estimates of fair value are primarily determined using discounted cash flows and comparable market transactions. These valuations are based on estimates and assumptions including projected future cash flows, discount rate, and determination of appropriate market comparables and determination of whether a premium or discount should be applied to comparables. These valuations also include assumptions for the projected number of subscribers and the projected average rates per basic and viewing subscribers and growth in fixed price contractual arrangements used to determine affiliation fee revenue, access to program rights and the cost of such program rights, amount of programming time that is advertiser supported, number of advertising spots available and the sell through rates for those spots, average fee per advertising spot, and operating margins, among other assumptions. If these estimates or material related assumptions change in the future, the Company may be required to record impairment charges related to the Company's long-lived assets.

     Based on the Company's annual impairment test during the first quarter of 2011, the Company's reporting units had significant safety margins, representing the excess of the estimated fair value of each reporting unit over its respective carrying value (including goodwill allocated to each respective reporting unit). In order to evaluate the sensitivity of the estimated fair value calculations of the Company's reporting units on the annual impairment calculation for goodwill, the Company applied a hypothetical 30% decrease to the estimated fair values of each reporting unit. This hypothetical decrease would have no impact on the goodwill impairment analysis for any of the Company's reporting units.

     The impairment test for identifiable indefinite-lived intangible assets consists of a comparison of the estimated fair value of the intangible asset with its carrying value. If the carrying value of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

     The Company's indefinite-lived trademark intangible assets relate to the Company's Sundance Channel trademarks, which were valued using a relief-from-royalty method in which the expected benefits are valued by discounting estimated royalty revenue over projected revenues covered by the trademarks. The Sundance Channel related trademarks were recorded in June 2008 when the Company completed transactions which resulted in the 100% acquisition of Sundance Channel L.L.C. Significant judgments inherent in a valuation include the selection of appropriate discount and royalty rates, estimating the amount and timing of estimated future cash flows and identification of appropriate continuing growth rate assumptions. The discount rates used in the analysis are intended to reflect the risk inherent in the projected future cash flows generated by the respective intangible assets.

     Based on the Company's annual impairment test during the first quarter of 2011, the Company's Sundance Channel related trademarks identifiable indefinite-lived intangible assets had significant safety margins, representing the excess of the identifiable indefinite-lived intangible assets estimated fair value over their respective carrying values. In order to evaluate the sensitivity of the fair value calculations of the Company's identifiable indefinite-lived intangible assets, the Company applied a hypothetical 30% decrease to the estimated fair value of the Company's identifiable indefinite-lived intangible assets. This hypothetical decrease in estimated fair value would have resulted in an impairment charge of approximately $400.

Deferred Carriage Fees

     Deferred carriage fees represent amounts principally paid or payable to multichannel video distributors to obtain additional subscribers and/or guarantee carriage of certain programming services and are amortized as a reduction of revenue over the period of the related guarantee arrangement (4 to 13 years).

Deferred Financing Costs

     Costs incurred to obtain debt are deferred and amortized to interest expense using the effective interest rate method over the term of the related debt.

Program Rights Obligations

     Amounts payable subsequent to December 31, 2011 related to program rights obligations included in the consolidated balance sheet are as follows:

Years Ending December 31,

2012	$146,339
2013	139,046
2014	128,543
2015	109,493
2016	64,497
Thereafter	31,111
$619,029

     Off balance sheet program rights obligations at December 31, 2011 that have not yet met the criteria to be recorded in the consolidated balance sheet are $156,982, which are payable: $121,694 in 2012 and $35,288 in 2013.

Foreign Currency Transactions

     The Company distributes programming in certain territories outside of the U.S. Accordingly, it has a limited number of trade receivables denominated in a foreign currency, primarily Canadian dollars. The Company recognized $(130), $(116) and $291 of foreign currency transaction (losses) gains for the years ended December 31, 2011, 2010 and 2009, respectively, related to those receivables denominated in a foreign currency from affiliation agreements with foreign distributors. Such amounts are included in miscellaneous, net in the consolidated statements of income.

Income Taxes

     The Company's provision for income taxes is based on current period income, changes in deferred tax assets and liabilities and estimates with regard to the liability for unrecognized tax benefits resulting from uncertain tax positions. Deferred tax assets are evaluated quarterly for expected future realization and reduced by a valuation allowance to the extent management believes it is more likely than not that a portion will not be realized. The Company provides deferred taxes for the outside basis difference for its investment in partnerships. Interest and penalties, if any, associated with uncertain tax positions are included in income tax expense.

Derivative Financial Instruments

     The Company's derivative financial instruments are recorded as either assets or liabilities in the consolidated balance sheet based on their fair values. The Company's embedded derivative financial instruments are clearly and closely related to the host contracts; therefore, such derivative financial instruments are not accounted for on a stand-alone basis. In 2011, changes in the fair values are reported in earnings or other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Derivative instruments are designated and accounted for as either a hedge of a recognized asset or liability (fair value hedge) or a hedge of a forecasted transaction (cash flow hedge). Prior to 2011, derivative instruments were not designated as hedges and changes in fair values were recognized in income and included in interest expense in the consolidated statement of income. For derivatives designated as effective cash flow hedges, changes in fair values are recognized in other comprehensive income (loss). Changes in fair values related to fair value hedges as well as the ineffective portion of cash flow hedges are recognized in earnings. Changes in the fair value of the underlying hedged item of a fair value hedge are also recognized in earnings. See Note 10 for a further discussion of the Company's derivative financial instruments.

Commitments and Contingencies

     Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the contingency can be reasonably estimated.

Net Income (Loss) per Share

     The consolidated statements of income present basic and diluted net income (loss) per share. Basic net income (loss) per share ("EPS") is based upon net income (loss) divided by the weighted-average number of shares outstanding during the period. Diluted EPS reflects the dilutive effects of Company stock options (including those held by directors and employees of related parties of the Company) and Company restricted shares (including those held by employees of related parties of the Company).

     For the year ended December 31, 2011, diluted EPS includes the dilutive effect of 510,000 stock options and 938,000 restricted shares. The number of shares used to compute basic and diluted income per share for the years ended December 31, 2010 and 2009 of approximately 69,161,000, represents the number of shares of Company common stock issued to Cablevision shareholders on the Distribution date, and excludes unvested outstanding restricted shares, based on a distribution ratio of one share of AMC Networks common stock for every four shares of Cablevision common stock outstanding. The dilutive effect of the Company's share-based awards that were issued in connection with the adjustment or conversion of Cablevision's share-based awards upon the Distribution (including Cablevision stock options and restricted share awards previously granted prior to the Distribution) and subsequent Company grants, are included in the computation of diluted net income per share in periods subsequent to the Distribution.

     Approximately 192,000 restricted shares have been excluded from the diluted weighted average shares outstanding for the year ended December 31, 2011 since the performance criteria on these awards has not yet been satisfied.

Common Stock of AMC Networks

     Each holder of AMC Networks Class A Common Stock has one vote per share while holders of AMC Networks Class B Common Stock have ten votes per share. AMC Networks Class B shares can be converted to AMC Networks Class A Common Stock at anytime with a conversion ratio of one AMC Networks Class A common share for one AMC Networks Class B common share. The AMC Networks Class A stockholders are entitled to elect 25% of the Company's Board of Directors. AMC Networks Class B stockholders have the right to elect the remaining members of the Company's Board of Directors. In addition, AMC Networks Class B stockholders are parties to an agreement which has the effect of causing the voting power of these AMC Networks Class B stockholders to be cast as a block.

	Shares Outstanding

	Class A Common Stock	Class B Common Stock

Balance at June 30, 2011 (date of Distribution)	57,813,267	13,534,408
Employee and non-employee director stock transactions*	621,437	-
Balance at December 31, 2011	58,434,704	13,534,408

------------------

* Primarily includes issuances of common stock in connection with employee stock option exercises and restricted shares granted to employees, partially offset by shares acquired by the Company in connection with the fulfillment of employees' statutory tax withholding obligations for applicable income and other employment taxes and forfeited employee restricted shares.

Net Income Per Share	3 Months Ended
Mar. 31, 2012
Net Income Per Share [Abstract]
Net Income Per Share

Note 2. Net Income per Share

     The consolidated statements of income present basic and diluted net income per share ("EPS"). Basic EPS is based upon net income divided by the weighted-average number of common shares outstanding during the period. Diluted EPS reflects the dilutive effects of AMC Networks stock options (including those held by directors and employees of related parties of the Company) and AMC Networks restricted shares/units (including those held by employees of related parties of the Company).

     For the three months ended March 31, 2012, diluted EPS includes the dilutive effect of 899,000 stock options and 1,360,000 restricted shares/units. The number of shares used to compute basic and diluted EPS for the three months ended March 31, 2011 of approximately 69,161,000, represents the number of shares of AMC Networks common stock issued to Cablevision shareholders on the Distribution date, and excludes unvested outstanding restricted shares, based on a distribution ratio of one share of AMC Networks common stock for every four shares of Cablevision common stock outstanding. The dilutive effect of the Company's share-based awards that were issued in connection with the adjustment or conversion of Cablevision's share-based awards upon the Distribution (including Cablevision stock options and restricted share awards granted prior to the Distribution) and subsequent Company grants, are included in the computation of diluted EPS in periods subsequent to the Distribution.

     For the three months ended March 31, 2012, approximately 231,000 restricted shares/units have been excluded from diluted weighted average common shares outstanding since the performance criteria on these awards has not yet been satisfied and approximately 172,000 restricted shares/units have been excluded from diluted weighted average common shares outstanding since they would have been anti-dilutive.

Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring [Abstract]
Restructuring

Note 3. Restructuring

     In 2008, the Company decided to discontinue funding the domestic programming business of VOOM HD. In 2009, the Company decided to discontinue funding certain international VOOM HD programming. In connection with these decisions the Company recorded restructuring (credit) expense for each of the three years ended December 31, 2011.

     The following table summarizes the VOOM HD restructuring expense (credit) recognized during 2009, 2010 and 2011:

			Contractual
	Employee		Program		Other
	Severance		Rights		Costs	Total
Restructuring liability at December 31, 2008	$5,711		$-		$37	$5,748
Charges incurred	579	(a)	4,572	(b)	11	5,162
Write-down of assets and other non-cash items	-		(1,712)		7	(1,705)
Payments	(6,013)		(2,390)		-	(8,403)
Restructuring liability at December 31, 2009	277		470		55	802
Credits recognized	(249)		(1,969)	(b)	-	(2,218)
Other adjustments	22		2,048	(c)	-	2,070
Payments	(47)		(549)		-	(596)
Restructuring liability at December 31, 2010	3		-		55	58
Credits recognized	-		(191)	(b)	(49)	(240)
Other adjustments	-		191	(c)	(6)	185
Payments	-		-		-	-
Restructuring liability at December 31, 2011	$3		$-		$-	$3

__________

(a) Employee severance related to the elimination of five positions at VOOM HD.

(b) Represents unfavorable (favorable) negotiated settlements of contractual obligations with vendors. (c) Represents a reclassification of program rights obligations to accrued restructuring liability.

     At December 31, 2011, aggregate restructuring liabilities of $3 were classified in other accrued expenses in the consolidated balance sheet.

Cash Flows	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Cash Flows [Abstract]
Cash Flows

Note 12. Cash Flows

The Company's non-cash investing and financing activities and other supplemental data were as follows:

	Three Months Ended March 31,
	2012	2011
Non-Cash Investing and Financing Activities:
Continuing Operations:
Deemed capital contributions related to the
utilization of Cablevision tax losses	$-	$19,075
Capital distribution for the transfer of a promissory note
receivable to Cablevision (see Promissory Note discussion below)	-	(17,113)
Deemed capital contribution related to the allocation of
Cablevision share-based compensation expense	-	3,931
Increase in capital lease obligations and related assets	1,473	39

Supplemental Data:
Cash interest paid — continuing operations	43,526	32,421
Income taxes paid, net — continuing operations	1,911	4,171

Promissory Note

  In September 2009, RMH and one of its subsidiaries that was transferred by the Company to Cablevision on December 31, 2010 agreed to the terms of a promissory note having an initial principal amount of $0 and increasing from time to time by advances made by RMH, with an interest rate of 8.625%. Interest income recognized by RMH related to this note amounted to $120 for the three months ended March 31, 2011. On January 31, 2011, RMH distributed to a subsidiary of Cablevision all of its rights, title and interest in and to the promissory note. This distribution, which amounted to $17,113, including principal and accrued and unpaid interest, is reflected as a non-cash capital distribution in the consolidated statement of stockholders' equity for the three months ended March 31, 2011.

Note 4. Cash Flows

     During 2011, 2010 and 2009, the Company's non-cash investing and financing activities and other supplemental data were as follows:

	Years Ended December 31,
	2011	2010	2009
Non-Cash Investing and Financing Activities:
Continuing Operations:
Deemed capital contributions (distributions) related to the
utilization of Cablevision tax losses (Company tax losses by
Cablevision) (see Note 12)	$36,867	$52,824	$(20,066)
Deemed capital distribution associated with the issuance of
debt to Cablevision (see Note 1)	(1,250,000)	-	-
Deemed capital contribution, net related to adjustments to
liability for uncertain tax positions and net deferred tax
assets as a result of the Distribution (see Note 12)	44,598	-	-
Capital distribution for the transfer of a promissory note
receivable to Cablevision (see Promissory Note discussion below)	(17,113)	-	-
Deemed capital distribution to Cablevision related to
employee benefit plans as a result of the Distribution (see
Employee Matters Agreement discussion below)	(6,313)	-	-
Deemed capital distribution related to tax credits utilized by
Cablevision (see Note 12)	(2,586)	-	-
Leasehold improvement paid by landlord	150	554	-
Increase (decrease) in capital lease obligations and related assets	39	(279)	6,539
Capital distribution related to the entities transferred to
Cablevision on December 31, 2010 (see Note 5)	-	41,273	-
Deemed capital contribution related to the allocation of
Cablevision share-based compensation expense	8,343	16,267	13,716

Discontinued Operations:
Deemed capital contribution related to the allocation of Cablevision
share-based compensation expense	-	4,292	3,880

Supplemental Data:
Cash interest paid — continuing operations	78,714	72,335	72,919
Cash interest paid — discontinued operations	-	-	541
Income taxes paid, net — continuing operations	11,569	5,217	3,769
Income taxes refunded, net — discontinued operations	-	(1)	(2)

Promissory Note

     In September 2009, RMH and one of its subsidiaries that was transferred by the Company to Cablevision on December 31, 2010 agreed to the terms of a promissory note having an initial principal amount of $0 and increasing from time to time by advances made by RMH, with an interest rate of 8.625%. As of December 31, 2010, RMH had extended advances against this promissory note aggregating $16,832. Interest income recognized by RMH related to this note amounted to $120, $660 and $38 for the years ended December 31, 2011, 2010 and 2009, respectively. On January 31, 2011, RMH distributed to a subsidiary of Cablevision all of its rights, title and interest in and to the promissory note. This distribution amounting to $17,113, including principal and accrued and unpaid interest, is reflected as a capital distribution in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011.

Employee Matters Agreement

     In connection with the Distribution, AMC Networks entered into an Employee Matters Agreement with Cablevision which allocated assets, liabilities and responsibilities with respect to certain employee compensation and benefit plans and programs and certain other related matters. As a result of such agreement, AMC Networks recorded a net receivable from Cablevision of $1,166, an increase in accrued employee related costs of $7,479 and a capital distribution of $6,313 which decreased additional paid in capital in the Company's statement of stockholders' (deficiency) equity for the transfer to the Company from Cablevision of the obligations related to the Company's employees' participant accounts in the Cablevision Excess Savings Plan $(3,616) and the Cablevision Excess Cash Balance Pension Plan $(3,863) and for the Company's obligation to Cablevision for the $5,904 unfunded liability associated with Company employee participants in Cablevision's Cash Balance Pension Plan. In addition, the Company reduced its long-term incentive plan and SAR liabilities and increased due to related party by $6,742 for its obligation to pay Cablevision for its allocated share of the related expense for Cablevision corporate employees through June 30, 2011. As of December 31, 2011, these related party balances were settled.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

Note 5. Discontinued Operations

     As discussed in Note 1, on December 31, 2010, RMH transferred its membership interests in News 12 (regional news programming services), RASCO and certain other businesses to wholly-owned subsidiaries of Cablevision. This distribution amounted to $41,273 and was recorded as a deemed capital distribution in the consolidated statement of stockholders' (deficiency) equity at December 31, 2010. No gain or loss was recognized in connection with this distribution between entities under common control. The operating results of these transferred entities through the date of the transfer have been classified in the consolidated statements of income as discontinued operations for the years ended December 31, 2010 and 2009. Additionally, the net operating results following the sale of our ownership interests in the Lifeskool and Sportskool video-on-demand services in September and October 2008, respectively, which were recorded under the installment sales method, have been classified as discontinued operations for all periods presented.

     Operating results of discontinued operations for the years ended December 31, 2011, 2010 and 2009 are summarized below:

	Years Ended December 31,
	2011	2010	2009
Revenues, net	$-	$79,768	$69,723
Income (loss) before income taxes	$822	$(63,311)	$(58,189)
Income tax(expense) benefit	(730)	25,221	23,398
Income (loss) from discontinued operations, net of
income taxes	$92	$(38,090)	$(34,791)

Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

Note 6. Property and Equipment

     Property and equipment (including equipment under capital leases) consist of the following assets, which are depreciated or amortized on a straight-line basis over the estimated useful lives shown below:

	December 31,		Estimated
	2011	2010	Useful Lives

Program, service and test equipment	$92,080	$115,325	2 to 5 years
Satellite equipment	15,530	15,503	13 years
Furniture and fixtures	14,286	15,922	5 to 8 years
Transmission equipment	34,441	37,495	5 to 7 years
Leasehold improvements	40,222	41,617	Term of lease
	196,559	225,862
Less accumulated depreciation and amortization	(132,745)	(156,885)
	$63,814	$68,977

During 2011, the Company retired $44,187 of fully depreciated assets that are no longer in use.

     Depreciation and amortization expense on property and equipment (including capital leases) amounted to $20,739, $19,805 and $22,828, respectively, for the years ended December 31, 2011, 2010 and 2009.

     At December 31, 2011 and 2010, the gross amount of equipment and related accumulated amortization recorded under capital leases were as follows:

	December 31,
	2011	2010

Satellite equipment	$15,530	$15,503
Less accumulated amortization	(6,221)	(5,097)
	$9,309	$10,406

Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

Note 3. Goodwill and Other Intangible Assets

     The carrying amount of goodwill, by reporting unit and reportable segment, as of both March 31, 2012 and December 31, 2011 is as follows:

Reporting Unit and Segment

AMC	$34,251
WE tv	5,214
IFC	13,582
Sundance Channel	28,930
Total National Networks	81,977

AMC Networks Broadcasting & Technology	1,196
Total International and Other	1,196
$83,173

The following tables summarize information relating to the Company's identifiable intangible assets:

	March 31, 2012
	Gross	Accumulated Amortization	Net
Amortizable intangible assets:
Affiliation agreements and affiliate relationships	$911,357	$(655,269)	$256,088
Advertiser relationships	74,533	(64,848)	9,685
Other amortizable intangible assets	644	(423)	221
Total amortizable intangible assets	986,534	(720,540)	265,994
Indefinite-lived intangible assets:
Trademarks	19,900	-	19,900
Total intangible assets	$1,006,434	$(720,540)	$285,894

	December 31, 2011
	Gross	Accumulated Amortization	Net
Amortizable intangible assets:
Affiliation agreements and affiliate relationships	$911,357	$(637,394)	$273,963
Advertiser relationships	103,723	(92,166)	11,557
Other amortizable intangible assets	644	(391)	253
Total amortizable intangible assets	1,015,724	(729,951)	285,773
Indefinite-lived intangible assets:
Trademarks	19,900	-	19,900
Total intangible assets	$1,035,624	$(729,951)	$305,673

     During the three months ended March 31, 2012, the Company retired $29,190 of fully amortized advertiser relationships.

     Aggregate amortization expense for amortizable intangible assets for the three months ended March 31, 2012 and 2011 was $19,777 and $19,778, respectively. The Company expects its aggregate amortization expense for existing intangible assets subject to amortization to be as follows:

Years Ending December 31,
2012	$64,436
2013	31,678
2014	9,765
2015	9,746
2016	9,746

Impairment of Goodwill and Identifiable Indefinite-Lived Intangible Assets

     In accordance with the accounting guidance adopted on January 1, 2012, the annual goodwill impairment test allows for the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. An entity may choose to perform the qualitative assessment on none, some or all of its reporting units or an entity may bypass the qualitative assessment for any reporting unit and proceed directly to step one of the quantitative impairment test. If it is determined, on the basis of qualitative factors, that the fair value of a reporting unit is, more likely than not, less than its carrying value, the quantitative impairment test is required. The quantitative impairment test is a two-step process. The first step compares the carrying amount of a reporting unit, including goodwill, with its fair value utilizing an enterprise-value based approach. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of the goodwill impairment loss, if any. The second step compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill that would be recognized in a business combination.

     In assessing the recoverability of goodwill and other long-lived assets, the Company must make assumptions regarding estimated future cash flows and other factors to determine the fair value of the respective assets. These estimates and assumptions could have a significant impact on whether an impairment charge is recognized and also the magnitude of any such charge. Fair value estimates are made at a specific point in time, based on relevant information. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Estimates of fair value are primarily determined using discounted cash flows and comparable market transactions. These valuations are based on estimates and assumptions including projected future cash flows, discount rate and determination of appropriate market comparables and determination of whether a premium or discount should be applied to comparables. These valuations also include assumptions for the projected number of subscribers and the projected average rates per basic and viewing subscribers and growth in fixed price contractual arrangements used to determine affiliation fee revenue, access to program rights and the cost of such program rights, amount of programming time that is advertiser supported, number of advertising spots available and the sell through rates for those spots, average fee per advertising spot and operating margins, among other assumptions. If these estimates or material related assumptions change in the future, we may be required to record impairment charges related to our long-lived assets.

     The impairment test for identifiable indefinite-lived intangible assets consists of a comparison of the estimated fair value of the intangible asset with its carrying value. If the carrying value exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Significant judgments inherent in a valuation include the selection of appropriate discount and royalty rates, estimating the amount and timing of estimated future cash flows and identification of appropriate continuing growth rate assumptions. The discount rates used in the analysis are intended to reflect the risk inherent in the projected future cash flows generated by the respective intangible assets.

     Based on the Company's annual impairment test for goodwill and identifiable indefinite-lived intangible assets during the first quarter of 2012, no impairment charge was required for any of the reporting units. The Company performed a qualitative assessment for the AMC, WE tv, IFC and AMC Networks Broadcasting and Technology reporting units, which included, but was not limited to, consideration of the historical significant excesses of the estimated fair value of each reporting unit over its respective carrying value (including allocated goodwill), macroeconomic conditions, industry and market considerations, cost factors and historical and projected cash flows. The Company performed a quantitative assessment for the Sundance Channel reporting unit. Based on the quantitative assessment, if the fair value of the Sundance Channel reporting unit decreased by 11%, the Company would be required to perform step-two of the quantitative assessment.

     The Company's indefinite-lived trademark intangible assets relate to Sundance Channel trademarks, which were valued using a relief-from-royalty method in which the expected benefits are valued by discounting estimated royalty revenue over projected revenues covered by the trademarks. In order to evaluate the sensitivity of the fair value calculations for the Company's identifiable indefinite-lived intangible assets, the Company applied a hypothetical 20% decrease to the estimated fair value of the identifiable indefinite-lived intangible assets. This hypothetical decrease in estimated fair value would not result in an impairment.

Note 7. Intangible Assets

     The following table summarizes information relating to the Company's acquired intangible assets at December 31, 2011 and December 31, 2010:

	December 31,
			Estimated	WeightedAverage
	2011	2010	Useful Lives	Remaining Useful Life
Gross carrying amount of amortizable intangible assets

Affiliation agreements and affiliate relationships	$911,357	$911,357	4 to 25 years	17 years
Advertiser relationships	103,723	103,723	3 to 10 years	2 years
Other amortizable intangible assets	644	24,840	4 to 10 years	2 years
	1,015,724	1,039,920		16 years
Accumulated amortization
Affiliation agreements and affiliate relationships	(637,394)	(565,893)
Advertiser relationships	(92,166)	(84,684)
Other amortizable intangible assets	(391)	(24,461)
	(729,951)	(675,038)
Amortizable intangible assets, net of
accumulated amortization	285,773	364,882

Indefinite-lived intangible assets
Trademarks	19,900	19,900
Goodwill	83,173	83,173
Total intangible assets, net	$388,846	$467,955

Aggregate amortization expense
Years ended December 31, 2011 and 2010	$79,109	$86,650

During 2011, the Company retired $24,196 of fully amortized other amortizable intangible assets.

     The Company expects its aggregate annual amortization expense for existing intangible assets subject to amortization for each year from 2012 through 2016 to be as follows:

Years Ending December 31,
2012	$64,436
2013	31,678
2014	9,765
2015	9,746
2016	9,746

     The Company has historically been able to renew affiliation agreements upon expiration and has factored its experience with such renewals in estimating the future cash flows associated with its affiliation agreements and affiliate relationship intangible assets.

There were no accumulated impairment losses related to goodwill for any periods as of December 31, 2011.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

Note 5. Debt

Long-term debt consists of:

	March 31, 2012	December 31, 2011
Credit facility debt: (a)
Term A Facility	$975,426	$1,025,065
Term B Facility	578,671	579,781
Senior Notes	686,671	686,434
	2,240,768	2,291,280
Less: current portion	5,950	5,950
Total	$2,234,818	$2,285,330

(a) The $500,000 revolving credit facility remains undrawn at March 31, 2012. Total undrawn revolver commitments are available to be drawn for general corporate purposes of the Company.

During the three months ended March 31, 2012, the Company voluntarily prepaid $50,000 under the Term

A Facility. This voluntary prepayment was applied to the earliest required quarterly installments due, and was in addition to the regularly scheduled quarterly principal payment made under the Term B Facility. As a result of the voluntary prepayment, the next required quarterly installment under the Term A Facility will be due on June 30, 2014 in the amount of $19,500. The Company wrote-off $312 of deferred financing costs associated with the voluntary prepayment during the three months ended March 31, 2012.

Note 8. Debt

Senior Secured Credit Facility

     On June 30, 2011 (the "Closing Date"), AMC Networks, as Borrower, and substantially all of its subsidiaries, as restricted subsidiaries, entered into a credit agreement (the "Credit Facility"). The Credit Facility provides AMC Networks with senior secured credit facilities consisting of a $1,130,000 term loan A facility (the "Term A Facility"), a $595,000 term loan B facility (the "Term B Facility") and a $500,000 revolving credit facility (the "Revolving Facility"). The Term A Facility and the Term B Facility were discounted $5,650 and $12,986, respectively, upon original issuance. The Term A Facility matures June 30, 2017, the Term B Facility matures December 31, 2018 and the Revolving Facility matures June 30, 2016. On the Closing Date, AMC Networks borrowed $1,130,000 under the Term A Facility and $595,000 under the Term B Facility, of which approximately $577,000 was issued to CSC Holdings as partial consideration for the transfer to AMC Networks of the RMH businesses on June 6, 2011 pursuant to the Contribution Agreement, among AMC Networks, CSC Holdings and Cablevision and was in connection with the Distribution of AMC Networks from Cablevision consummated on June 30, 2011. The issuance of debt to CSC Holdings is reflected as a deemed capital distribution in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011.

     The Revolving Facility was not drawn upon on the Closing Date and remains undrawn at December 31, 2011. Total undrawn revolver commitments are available to be drawn for general corporate purposes of the Company.

     In connection with the Credit Facility, AMC Networks incurred deferred financing costs of $26,309, which are being amortized to interest expense, utilizing the effective interest method, over the term of each respective component of the Credit Facility.

     Borrowings under the Credit Facility bear interest at a floating rate, which at the option of AMC Networks may be (1) for the Term A Facility and the Revolving Facility, either (a) a base rate plus an additional rate ranging from 0.50% to 1.25% per annum (determined based on a cash flow ratio), or (b) a Eurodollar rate plus an additional rate ranging from 1.50% to 2.25% per annum (determined based on a cash flow ratio), and (2) for the Term B Facility, either (a) 2.00% per annum above the base rate, or (b) 3.00% per annum above a Eurodollar rate (and subject to a LIBOR floor of 1.00% per annum). At December 31, 2011, the interest rate on the Term A Facility and the Term B Facility was 2.03% and 4.00%, respectively, reflecting a Eurodollar rate for each plus the additional rate as described herein.

     All obligations under the Credit Facility are guaranteed jointly and severally by substantially all of AMC Networks' existing and future domestic restricted subsidiaries as primary obligors in accordance with the Credit Facility. All obligations under the Credit Facility, including the guarantees of those obligations, are secured by substantially all of the assets of AMC Networks and these subsidiaries. Cablevision is not a guarantor of, and does not otherwise have any obligations relating to, the Credit Facility or any of the Company's other indebtedness.

     The borrowings under the Term A Facility and Revolving Facility portions of the Credit Facility may be voluntarily prepaid without premiums and penalty at any time. The Credit Facility also provides for various mandatory prepayments, including with the proceeds from certain dispositions of property and borrowings. Before giving effect to the voluntary prepayments of the Term A Facility made during 2011 discussed below, the Term A Facility is required to be repaid in quarterly installments of $14,125 beginning September 30, 2012 through June 30, 2013, $28,250 beginning September 30, 2013 through June 30, 2014, $42,375 beginning September 30, 2014 through June 30, 2015, $56,500 beginning September 30, 2015 through March 31, 2017 and $395,500 on June 30, 2017, the Term A Facility maturity date. The Term B Facility is required to be repaid in quarterly installments of approximately $1,488 through September 30, 2018 and approximately $551,863 on December 31, 2018, the Term B Facility maturity date. The Term B Facility is not payable before maturity other than through repayments as noted above or through a refinancing with debt having a maturity date no earlier than December 31, 2018. Any amounts outstanding under the Revolving Facility are due at maturity on June 30, 2016.

     The Credit Facility contains certain affirmative and negative covenants and also requires AMC Networks to comply with the following financial covenants: (i) a maximum ratio of net debt to annual operating cash flow (each defined in the Credit Facility) of 7.00:1 initially, and decreasing in increments to 5.50:1 for periods on and after January 1, 2015; and (ii) a minimum ratio of annual operating cash flow to annual total interest expense (as defined in the Credit Facility) of 2.50:1 initially, increasing to 2.75:1 for periods on and after January 1, 2014.

     The Credit Facility requires AMC Networks to pay a commitment fee of between 0.25% and 0.50% (determined based on a cash flow ratio) in respect of the average daily unused commitments under the Revolving Facility. AMC Networks is also required to pay customary letter of credit fees, as well as fronting fees, to banks that issue letters of credit pursuant to the Credit Facility.

     The Company may request an increase in the Term A Facility and/or Revolving Facility by an aggregate amount not exceeding the greater of $400,000 and an amount, which after giving effect to such increase, would not cause the ratio of senior debt to annual operating cash flow, as defined, to exceed 4.75:1. As of December 31, 2011, the Company does not have any commitments for an incremental facility.

     AMC Networks was in compliance with all of its financial covenants under its Credit Facility as of December 31, 2011.

Voluntary Prepayments of Term A Facility

     During 2011, the Company voluntarily prepaid $100,000 of the outstanding balance under the Term A Facility. These voluntary prepayments were applied to the earliest required quarterly installments due. As a result, as of December 31, 2011, the next required quarterly installment under the Term A Facility is due on December 31, 2013 in the amount of $13,000 with quarterly installments due under the Term A Facility subsequent to December 31, 2013 remaining unchanged. The Company recorded a write-off of deferred financing costs and a loss on extinguishment of debt of $544 and $191, respectively, associated with the prepayment in the consolidated statement of income for the year ended December 31, 2011.

     In March 2012, the Company voluntarily prepaid $50,000 of the outstanding balance under the Term A Facility. These voluntary prepayments were applied to the earliest required quarterly installments due.

7.75% Senior Notes due 2021

     On June 30, 2011, AMC Networks issued $700,000 in aggregate principal amount of its 7.75% senior notes, net of an original issue discount of $14,000, due July 15, 2021 (the "Notes") to CSC Holdings, as partial consideration for the transfer to AMC Networks of the RMH businesses on June 6, 2011, which is reflected as a deemed capital distribution in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011. The transfer was made pursuant to the Contribution Agreement. CSC Holdings used the Company's Notes to satisfy and discharge outstanding CSC Holdings debt. The recipients of the Notes or their affiliates then offered the Notes to investors, through an offering memorandum dated June 22, 2011, which ultimately resulted in the Notes being held by third party investors.

The Notes were issued under an indenture dated as of June 30, 2011 (the "Indenture").

     In connection with the issuance of the Notes, AMC Networks incurred deferred financing costs of $1,145, which are being amortized, utilizing the effective interest method, to interest expense over the term of the Notes.

     Interest on the Notes accrues at the rate of 7.75% per annum and is payable semi-annually in arrears on January 15 and July 15 of each year, commencing on January 15, 2012.

     The Notes may be redeemed, in whole or in part, at any time on or after July 15, 2016, at a redemption price equal to 103.875% of the principal amount thereof (plus accrued and unpaid interest thereon, if any, to the date of such redemption), declining annually to 100% of the principal amount thereof (plus accrued and unpaid interest thereon, if any, to the date of such redemption) beginning on July 15, 2019.

     In addition, if AMC Networks experiences a "Change of Control" (as defined in the Indenture), the holders of the Notes may require AMC Networks to repurchase for cash all or a portion of their Notes at a price equal to 101% of the principal amount thereof (plus accrued and unpaid interest thereon, if any, to the date of such repurchase).

     The Notes are guaranteed on a senior unsecured basis by certain of AMC Networks' existing and future domestic restricted subsidiaries (the "Subsidiary Guarantors"), in accordance with the Indenture. Cablevision is not a guarantor of, and does not otherwise have any obligations relating to, the Notes.

     AMC Networks is a holding company and has no independent assets or operations of its own, the guarantees under the Notes are full and unconditional and joint and several, and any subsidiaries of AMC Networks other than the Subsidiary Guarantors are minor. There are no restrictions on the ability of AMC Networks or any of the Subsidiary Guarantors to obtain funds from its subsidiaries by dividend or loan.

     The Indenture contains certain affirmative and negative covenants applicable to AMC Networks and its Subsidiary Guarantors, including restrictions on their ability to incur additional indebtedness, consummate certain asset sales, make investments in entities that are not "Restricted Subsidiaries" (as defined in the Indenture), create liens on their assets, enter into certain affiliate transactions and make certain restricted payments, including restrictions on AMC Networks' ability to pay dividends on, or repurchase, its common stock.

     AMC Networks entered into a registration rights agreement, dated as of June 30, 2011 (the "Registration Rights Agreement"), among AMC Networks, the Subsidiary Guarantors and the initial purchasers of the Notes, pursuant to which AMC Networks agreed to file a registration statement with the Securities and Exchange Commission ("SEC") with respect to an offer to exchange the Notes for registered notes which will have terms identical in all material respects to the Notes except that the registered notes will not contain terms that provide for restrictions on transfer, and use its commercially reasonable best efforts to cause the exchange offer registration statement to be declared effective by the SEC by July 1, 2012. In certain circumstances, AMC Networks may be required to file a shelf registration statement with the SEC registering the resale of the Notes by the holders thereof, in lieu of an exchange offer to such holders. AMC Networks will be required to pay specified additional interest on the Notes if it fails to comply with its registration obligations under the Registration Rights Agreement.

Summary of Debt Maturities

     Total amounts payable by the Company under its various debt obligations (excluding capital leases) outstanding as of December 31, 2011 are as follows:

Years Ending December 31,
2012	$5,950
2013	18,950
2014	147,200
2015	203,700
2016	231,950
Thereafter	1,714,275

RNS Senior Notes and Senior Subordinated Notes Redemption RNS Senior Notes

     In April 2011, Rainbow National Services LLC ("RNS"), a wholly-owned indirect subsidiary of the Company, issued a notice of redemption to holders of its 8 3/4% senior notes due September 2012. In connection therewith, on May 13, 2011 RNS redeemed 100% of the outstanding senior notes at a redemption price equal to 100% of the principal amount of the notes of $300,000, plus accrued and unpaid interest of $5,250 to the redemption date. In order to fund the May 13, 2011 redemption, the Company borrowed $300,000 under its $300,000 revolving credit facility which existed prior to the Closing Date. The Company used cash on hand to fund the payment of accrued and unpaid interest of $5,250. In connection with the redemption, the Company recorded a write-off of the related unamortized deferred financing costs and a loss on extinguishment of debt of $1,186 and $350, respectively, in the consolidated statement of income for the year ended December 31, 2011.

RNS Senior Subordinated Notes (tender prices per note in dollars)

     On June 15, 2011, RNS announced that it commenced a cash tender offer (the "Tender Offer") for all of its outstanding $325,000 aggregate principal amount 10 3/8% senior subordinated notes due 2014 (the "RNS Senior Subordinated Notes") for total consideration of $1,039.58 per $1,000 principal amount of notes tendered for purchase, consisting of tender offer consideration of $1,029.58 per $1,000 principal amount of notes plus an early tender premium of $10 per $1,000 principal amount of notes. The Tender Offer was made in connection with the Distribution of AMC Networks by Cablevision and was subject to certain conditions, including the completion of the Distribution.

     In connection with the Tender Offer, on June 30, 2011 RNS redeemed 100% of the outstanding $325,000 aggregate principal amount of the RNS Senior Subordinated Notes. The Company used proceeds from borrowings under the Credit Facility to fund the redemption, and payment of fees and accrued and unpaid interest of $11,146. Tender premiums aggregating $12,864, along with accretion to the principal amount and other transaction costs of $1,321 have been recorded in loss on extinguishment of debt in the consolidated statement of income for the year ended December 31, 2011. The related unamortized deferred financing costs aggregating approximately $2,455 were written off and recorded in write-off of deferred financing costs in the consolidated statement of income for the year ended December 31, 2011.

RNS Credit Facility Repayment

     Outstanding borrowings under the RNS term loan facility and revolving credit facility were $425,000 and $50,000, respectively, at December 31, 2010. In connection with the Distribution, RNS repaid amounts then outstanding under its RNS credit facility at June 30, 2011 of $412,500 under its term A loan facility and $300,000 under its revolving credit facility which aggregated $713,785, including accrued and unpaid interest and fees to the repayment date of June 30, 2011. The Company used proceeds from borrowings under the Credit Facility to fund the repayment. The related unamortized deferred financing costs aggregating approximately $2,062 were written off and recorded in write-off of deferred financing costs in the consolidated statement of income for the year ended December 31, 2011.

RMH Promissory Note with Madison Square Garden

     As of December 31, 2009, Madison Square Garden, L.P., a subsidiary of The Madison Square Garden Company ("MSG"), a related party of Cablevision, had extended advances aggregating $190,000 to RMH. On January 28, 2010, in connection with the distribution of MSG from Cablevision, the advances were replaced with a promissory note from RMH to Madison Square Garden, L.P. having a principal amount of $190,000, an interest rate of 3.25% and a maturity date of June 30, 2010. In March 2010, the $190,000 of indebtedness was repaid by the Company to MSG, including $914 of interest accrued from January 28, 2010 through the date of repayment, which was funded by a capital contribution from Cablevision.

Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 9. Fair Value Measurement

     The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

· Level I - Quoted prices for identical instruments in active markets.

· Level II - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

· Level III - Instruments whose significant value drivers are unobservable.

     The following table presents for each of these hierarchy levels, the Company's financial assets and liabilities that are measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
At March 31, 2012:
Assets:
Cash equivalents (a)	$198,396	$-	$	- $	198,396

Liabilities:
Interest rate swap contracts	$-	$19,911	$	- $	19,911

At December 31, 2011:
Assets:
Cash equivalents (a)	$202,276	$-	$	- $	202,276
Liabilities:
Interest rate swap contracts	$-	$19,091	$	- $	19,091

(a) Represents the Company's investment in money market funds.

     The Company's cash equivalents are classified within Level I of the fair value hierarchy because they are valued using quoted market prices.

     The Company's interest rate swap contracts (Note 6) are classified within Level II of the fair value hierarchy and their fair values are determined based on a market approach valuation technique that uses readily observable market parameters and the consideration of counterparty risk.

Credit Facility Debt and Senior Notes

     The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities.

     The carrying values and estimated fair values of the Company's financial instruments, excluding those that are carried at fair value in the consolidated balance sheets are summarized as follows:

	March 31, 2012
	Carrying Amount	Estimated Fair Value
Debt instruments:
Credit facility debt	$1,554,097	$1,526,685
Senior notes	686,671	780,500
	$2,240,768	$2,307,185

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Debt instruments:
Credit facility debt	$1,604,846	$1,550,960
Senior notes	686,434	761,250
	$2,291,280	$2,312,210

     Fair value estimates related to the Company's debt instruments presented above are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Note 9. Fair Value Measurement

     The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

· Level I - Quoted prices for identical instruments in active markets.

· Level II - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

· Level III - Instruments whose significant value drivers are unobservable.

     The following table presents for each of these hierarchy levels, the Company's financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 and December 31, 2010:

	Level I	Level II		Level III		Total
At December 31, 2011:
Assets:
Cash equivalents (a)	$202,276	$-	$		- $	202,276

Liabilities:
Interest rate swap contracts	$-	$19,091	$		- $	19,091

At December 31, 2010:
Assets:
Cash equivalents (a)	$78,908	$-	$		- $	78,908

(a) Represents the Company's investment in funds that invest primarily in money market securities.

The Company's cash equivalents at December 31, 2011 and December 31, 2010 are classified within

Level I of the fair value hierarchy because they are valued using quoted market prices.

     The Company's interest rate swap contracts (discussed in Note 10 below) at December 31, 2011 are classified within Level II of the fair value hierarchy and their fair values are determined based on a market approach valuation technique that uses readily observable market parameters and the consideration of counterparty risk.

Fair Value of Financial Instruments

     The following methods and assumptions were used to estimate fair value of each class of financial instruments for which it is practicable to estimate that value:

Credit Facility Debt, Senior Notes and Senior Subordinated Notes

     The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities.

     The carrying values and estimated fair values of the Company's financial instruments, excluding those that are carried at fair value in the consolidated balance sheets are summarized as follows:

	December 31, 2011
	Carrying	Estimated
	Amount	Fair Value
Debt instruments:
Credit facility debt	$1,604,846	$1,550,960
Senior notes	686,434	761,250
	$2,291,280	$2,312,210

	December 31, 2010
	Carrying	Estimated
	Amount	Fair Value
Debt instruments:
Credit facility debt (a)	$475,000	$475,000
Senior notes	299,552	300,750
Senior subordinated notes	324,071	337,188
	$1,098,623	$1,112,938

(a) The carrying value of the Company's credit facility debt at December 31, 2010, which bore interest at variable rates, approximated its fair value.

     Fair value estimates related to the Company's debt instruments presented above are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 6. Derivative Financial Instruments

     To manage interest rate risk, the Company enters into interest rate swap contracts to adjust the amount of total debt that is subject to variable interest rates. Such contracts effectively fix the borrowing rates on floating rate debt to limit the exposure against the risk of rising interest rates. The Company does not enter into interest rate swap contracts for speculative or trading purposes and it has only entered into interest rate swap contracts with financial institutions that it believes are creditworthy counterparties. The Company monitors the financial institutions that are counterparties to its interest rate swap contracts and to the extent possible diversifies its swap contracts among various counterparties to mitigate exposure to any single financial institution.

     The Company's interest rate swap contracts are designated as cash flow hedges for accounting and tax purposes. The Company assesses, both at the hedge's inception and on an ongoing basis, hedge effectiveness based on the overall changes in the fair value of the interest rate swap contracts. Hedge effectiveness of the interest rate swap contracts is based on a hypothetical derivative methodology. Any ineffective portion of the interest rate swap contracts is recorded in current-period earnings.

     As of March 31, 2012, the Company had interest rate swap contracts outstanding with notional amounts aggregating $935,000, which includes interest rate swap contracts with notional amounts aggregating $200,000 that are effective beginning July 2012. The Company's outstanding interest rate swap contracts have varying maturities ranging from September 2015 to July 2017. At March 31, 2012, the Company's interest rate cash flow hedges were highly effective, in all material respects.

     The Company's risk management objective and strategy with respect to interest rate swap contracts is to protect the Company against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on a portion of its outstanding debt. The Company is meeting its objective by hedging the risk of changes in its cash flows (interest payments) attributable to changes in the LIBOR index rate, the designated benchmark interest rate being hedged (the "hedged risk"), on an amount of the Company's debt principal equal to the then-outstanding swap notional. The forecasted interest payments are deemed to be probable of occurring.

     The fair values of the Company's derivative financial instruments included in the consolidated balance sheets are as follows:

	Liability Derivatives

	Balance Sheet Location	Fair Value
		March 31, 2012	December 31, 2011
Derivatives designatedas hedging instruments:
Interest rate swap contracts	Other liabilities	$19,911	$19,091
Total derivatives		$19,911	$19,091

     The amounts of the gains and losses related to the Company's derivative financial instruments designated as hedging instruments are as follows:

	Amount of Loss Recognized in Other Comprehensive Income ("OCI") on Derivatives (Effective Portion)		Location of Loss Reclassified from Accumulated OCI into Earnings (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Earnings (Effective Portion)(a )
	Three Months Ended March 31,			Three Months Ended March 31,
	2012	2011		2012	2011

Derivatives in Cash FlowHedging Relationships:
Interest rate swap contracts	$2,934	$-	Interest expense	$2,114	$-

(a) There were no gains or losses recognized in earnings related to any ineffective portion of the hedging relationship or related to any amount excluded fromthe assessment of hedge effectiveness for the three months ended March 31, 2012 and 2011.

Note 10. Derivative Financial Instruments

     To manage interest rate risk, the Company enters into interest rate swap contracts to adjust the amount of total debt that is subject to variable interest rates. Such contracts effectively fix the borrowing rates on floating rate debt to limit the exposure against the risk of rising interest rates. The Company does not enter into interest rate swap contracts for speculative or trading purposes and it has only entered into interest rate swap contracts with financial institutions that it believes are creditworthy counterparties. The Company monitors the financial institutions that are counterparties to its interest rate swap contracts and to the extent possible diversifies its swap contracts among various counterparties to mitigate exposure to any single financial institution.

     In November 2008, the Company entered into interest rate swap contracts with a notional amount of $450,000 to effectively fix borrowing rates on a substantial portion of the Company's then outstanding RNS floating rate debt. The interest rate swap contracts matured in November 2009. These contracts were not designated as hedges for accounting purposes. For the year ended December 31, 2009, realized losses were $3,237, which are reflected in interest expense in the consolidated statement of income.

     In 2011, the Company entered into primarily amortizing interest rate swap contracts to effectively fix borrowing rates on a substantial portion of the Company's floating rate debt on the New AMC Networks Debt. These contracts are designated as cash flow hedges for accounting and tax purposes and have varying maturities ranging from September 2015 to July 2017. The Company assesses, both at the hedge's inception and on an ongoing basis, hedge effectiveness based on the overall changes in the fair value of the interest rate swap contracts. Hedge effectiveness of the interest rate swap contracts is based on a hypothetical derivative methodology. Any ineffective portion of the interest rate swap contracts is recorded in current-period earnings.

     As of December 31, 2011, the Company has interest rate swap contracts outstanding with notional amounts aggregating $935,000, which includes swap contracts with notional amounts aggregating $200,000 that are effective beginning July 2012. The aggregate fair values of interest rate swap contracts at December 31, 2011 were a liability of $19,091 (included in other liabilities). Accumulated other comprehensive loss consists of $12,027 of cumulative unrealized losses, net of tax, on the floating-to-fixed interest rate swaps. Interest expense in the consolidated statement of income for the year ended December 31, 2011 includes $4,628 relating to the interest rate swap contracts. As a result of these transactions, the interest rate paid on approximately 62% of the Company's debt (excluding capital leases) as of December 31, 2011 is effectively fixed (30% being fixed rate obligations and 32% effectively fixed through utilization of these interest rate swap contracts). At December 31, 2011, the Company's interest rate cash flow hedges were highly effective, in all material respects.

     The Company's risk management objective and strategy with respect to interest rate swap contracts is to protect the Company against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on a portion of its outstanding debt. The Company is meeting its objective by hedging the risk of changes in its cash flows (interest payments) attributable to changes in the LIBOR index rate, the designated benchmark interest rate being hedged (the "hedged risk"), on an amount of the Company's debt principal equal to the then-outstanding swap notional. The forecasted interest payments are deemed to be probable of occurring.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

Note 11. Leases

Operating Leases

     Certain subsidiaries of the Company lease office space and equipment under long-term non-cancelable operating lease agreements which expire at various dates through 2019. The leases generally provide for fixed annual rentals plus certain other costs or credits. Costs associated with such operating leases are recognized on a straight-line basis over the initial lease term. The difference between rent expense and rent paid is recorded as deferred rent. Rent expense for the years ended December 31, 2011, 2010 and 2009 amounted to $13,312, $12,363 and $14,078, respectively.

     The minimum future annual payments for the Company's operating leases related to continuing operations (with initial or remaining terms in excess of one year) during the next five years from January 1, 2012 through December 31, 2016 and thereafter, at rates now in force are as follows:

2012	$14,449
2013	15,477
2014	15,503
2015	15,700
2016	15,734
Thereafter	21,863

Capital Leases

Future minimum capital lease payments as of December 31, 2011 are as follows:

2012	$2,796
2013	2,796
2014	2,796
2015	2,796
2016	2,796
Thereafter	9,008
Total minimum lease payments	22,988
Less amount representing interest (at 9.3%-10.4%)	(7,311)
Present value of net minimum future capital lease payments	15,677
Less principal portion of current installments	(1,314)
Long-term portion of obligations under capital leases	$14,363

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 4. Income Taxes

     For the three months ended March 31, 2012, income tax expense attributable to continuing operations was $23,970, representing an effective tax rate of 36%. The effective tax rate differs from the federal statutory rate of 35% due primarily to state income tax expense of $1,354, tax expense of $764 related to uncertain tax positions, including accrued interest, partially offset by a tax benefit of $2,015 resulting from a decrease in the valuation allowance with regard to certain local income tax credit carry forwards.

     For the three months ended March 31, 2011, income tax expense attributable to continuing operations was $23,136, representing an effective tax rate of 44%. The effective tax rate differs from the federal statutory rate of 35% due primarily to state income tax expense of $2,803, tax expense of $1,523 related to uncertain tax positions, including accrued interest and tax expense of $385 resulting from an increase in the valuation allowance with regard to certain local income tax credit carry forwards.

     At March 31, 2012, the Company had federal net operating loss carry forwards ("NOLs") of approximately $96,000, expiring on various dates from 2023 through 2025, and foreign tax credit carry forwards of approximately $14,800, expiring on various dates from 2014 through 2022. The Company has recorded a deferred tax asset related to $74,000 of such NOLs. A deferred tax asset has not been recorded for the remaining NOL of $22,000 as this portion relates to excess tax benefits that have not yet been realized (as determined on a 'with-and-without' approach), including 'windfall' deductions on share-based compensation awards and amortization of certain tax deductible goodwill. Upon realization as a reduction in tax liability, such excess tax benefits will be recorded as an increase to paid-in capital with regard to share-based compensation awards and as a decrease in goodwill with regard to certain tax deductible goodwill.

     Under the Company's Tax Disaffiliation Agreement with Cablevision, Cablevision is liable for all income taxes of the Company for periods prior to the Distribution except for New York City Unincorporated Business Tax. The City of New York is currently auditing the Company's Unincorporated Business Tax Returns for the years 2006 through 2008.

Note 12. Income Taxes

Income tax expense attributable to continuing operations consists of the following components:

	Years Ended December 31,
	2011	2010	2009
Current expense:
Federal	$2,333	$-	$-
State and foreign	6,489	4,360	3,326
	8,822	4,360	3,326
Deferred expense:
Federal	62,131	62,078	46,959
State	7,029	18,666	15,016
	69,160	80,744	61,975
Taxexpense relating to uncertain tax
positions, including accrued interest	6,266	2,969	5,106
Income taxexpense	$84,248	$88,073	$70,407

     Income tax expense attributable to discontinued operations is classified as deferred income tax expense for all periods presented (see Note 5).

A reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

	Years Ended December 31,
	2011	2010	2009

U.S. federal statutory income taxrate	35%	35%	35%
State and local income taxes, net of federal benefit	4	5	6
Changes in the valuation allowance	(1)	1	1
Change in the state rate used to measure deferred taxes,
net of federal benefit	-	1	-
Taxexpense relating to uncertain taxpositions,
including accrued interest, net of deferred taxbenefits	2	1	2
Effective income taxrate	40%	43%	44%

     The tax effects of temporary differences that give rise to significant components of deferred tax assets or liabilities at December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Deferred Tax Asset (Liability)
Current
NOLs and tax credit carry forwards	$55,322	$-
Compensation and benefit plans	7,323	3,235
Allowance for doubtful accounts	1,029	2,725
Other liabilities	127	1,821
Deferred tax asset	63,801	7,781
Valuation allowance	(4,529)	(265)
Net deferred taxasset, current	59,272	7,516

Noncurrent
NOLs and tax credit carry forwards	22,737	120,687
Compensation and benefit plans	10,944	22,964
Fixed assets and intangible assets	14,771	18,782
Interest rate swap contracts	7,064	-
Other liabilities	4,377	3,688
Deferred tax asset	59,893	166,121
Valuation allowance	(4,252)	(5,668)
Net deferred taxasset, noncurrent	55,641	160,453

Investments in partnerships	(107,546)	(119,203)
Deferred tax liability, noncurrent	(107,546)	(119,203)

Net deferred taxasset (liability), noncurrent	(51,905)	41,250

Total net deferred tax asset	$7,367	$48,766

     At December 31, 2011, the Company had federal net operating loss carry forwards ("NOLs") of approximately $143,000, expiring on various dates from 2023 through 2025 and foreign tax credit carry forwards of approximately $14,000 expiring on various dates from 2014 through 2021.

     At December 31, 2011, the liability for uncertain tax positions was $10,465, excluding the related accrued interest liability of $2,216 and deferred tax assets of $4,484. All of such unrecognized tax benefits, if recognized, would reduce the Company's income tax expense and effective tax rate. As of the Distribution date, liabilities for uncertain tax positions of $56,409, accrued interest of $1,284, and the related deferred tax assets of $2,358 were eliminated and recorded as a deemed capital contribution, net in the consolidated statement of stockholders' (deficiency) equity as the liability for such uncertain tax positions became an obligation of Cablevision. Under the Company's Tax Disaffiliation Agreement with Cablevision, Cablevision is liable for all income taxes of the Company for periods prior to the Distribution except for New York City Unincorporated Business Tax.

     In January 2011, the Company settled a New York City Unincorporated Business Tax audit for the years 2003 through 2005 for $1,361 in additional tax plus accrued interest of $892. The City of New York is currently auditing the Company's Unincorporated Business Tax returns for the years 2006 through 2008.

     A reconciliation of the beginning to ending amount of the liability for uncertain tax positions (excluding related accrued interest and deferred tax benefit) is as follows:

Balance at December 31, 2010	$63,580
Increases related to prior year taxpositions	2,182
Increases related to current year tax positions	2,473
Settlements	(1,361)
Elimination of liability that became an
obligation of Cablevision upon the
Distribution	(56,409)
Balance at December 31, 2011	$10,465

     Interest expense (net of the related deferred tax benefit) of $969 has been recognized during the year ended December 31, 2011 and is included in income tax expense in the consolidated statement of income. At December 31, 2011 and 2010, the liability for uncertain tax positions and related accrued interest noted above are included in other liabilities in the consolidated balance sheets.

     For periods prior to the Distribution, the Company's taxable income or loss was included in the consolidated federal and certain state and local income tax returns of Cablevision. Consequently, income tax expense for such periods is based on the taxable income of the Company on a separate tax return basis. The reductions in taxes payable during such periods realized by the Company through the utilization of Cablevision's NOLs or by Cablevision through the utilization of the Company's NOLs or credits are reflected as deemed capital contributions or distributions, respectively, in the periods of utilization and are adjusted for true-ups in subsequent periods. Accordingly, deemed capital contributions, net of $36,867 and $52,824 were recorded in the consolidated statement of stockholders' (deficiency) equity for the years ended December 31, 2011 and 2010, respectively, to reflect the estimated NOLs of Cablevision used by the Company. In addition, deemed capital distributions, net of $2,586 and $20,066 were recorded in the consolidated statements of stockholders' (deficiency) equity for the years ended December 31, 2011 and 2009, respectively, to reflect the estimated New York City Unincorporated Business Tax credits and NOLs, respectively, of the Company used by Cablevision.

     As a result of the Distribution, the following adjustments to the deferred tax assets and liabilities were recorded as a deemed capital distribution, net in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011: (i) a decrease in the net deferred tax assets of $2,302 to reflect the lower stand-alone estimated applicable corporate tax rates, (ii) a decrease in the deferred tax asset for share-based awards of $7,292 to eliminate the portion of the deferred tax asset relating to share-based compensation expense attributable to Cablevision corporate employees that was allocated to the Company prior to the Distribution, and (iii) a decrease in the deferred tax asset of $1,314 to reflect that certain compensation awards are no longer anticipated to be realized as a tax deduction pursuant to Internal Revenue Code Section 162(m).

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 13. Segment Information

     As discussed in Note 1, the Company classifies its operations into two reportable segments: National Networks, and International and Other. These reportable segments are strategic business units that are managed separately.

     The Company generally allocates all corporate overhead costs to the Company's two reportable segments based upon their proportionate estimated usage of services, including such costs as executive salaries and benefits, costs of maintaining corporate headquarters, facilities and common support functions (such as human resources, legal, finance, tax, accounting, audit, treasury, risk management, strategic planning and information technology) as well as sales support functions and creative and production services.

     The Company evaluates segment performance based on several factors, of which the primary financial measure is business segment adjusted operating cash flow (defined as operating income (loss) before depreciation and amortization, share-based compensation expense or benefit and restructuring expense or credit), a non-GAAP measure. The Company has presented the components that reconcile adjusted operating cash flow to operating income, an accepted GAAP measure. Information as to the continuing operations of the Company's reportable segments is set forth below.

	Three Months Ended March 31, 2012
	National Networks	International andOther	Inter-segment eliminations	Consolidated

Revenues, net	$304,223	$26,346	$(4,330)	$326,239
Adjusted operating cash flow (deficit)	133,372	(8,207)	505	125,670
Depreciation and amortization	(21,305)	(3,746)	-	(25,051)
Share-based compensation expense	(2,849)	(734)	-	(3,583)
Restructuring credit	-	3	-	3
Operating income (loss)	109,218	(12,684)	505	97,039
Capital Expenditures	443	2,395	-	2,838

	Three Months Ended March 31, 2011
	National Networks	International andOther	Inter-segment eliminations	Consolidated

Revenues, net	$251,845	$25,381	$(4,323)	$272,903
Adjusted operating cash flow (deficit)	106,356	(7,104)	296	99,548
Depreciation and amortization	(21,311)	(3,615)	-	(24,926)
Share-based compensation expense	(3,150)	(827)	-	(3,977)
Restructuring credit	-	34	-	34
Operating income (loss)	81,895	(11,512)	296	70,679
Capital Expenditures	724	875	-	1,599

     Inter-segment eliminations are primarily revenues recognized by the International and Other segment for transmission revenues recognized by AMC Networks Broadcasting & Technology and the licensing of its program rights by the national programming networks.

	Three Months Ended March 31,
	2012	2011
Inter-segment revenues
National Networks	$(303)	$(70)
International and Other	(4,027)	(4,253)
	$(4,330)	$(4,323)

A reconciliation of reportable segment amounts to the Company's consolidated balances is as follows:

	Three Months Ended March 31,
	2012	2011

Operating income from continuing operations before income taxes
Total operating income for reportable segments	$97,039	$70,679
Items excluded from operating income:
Interest expense	(29,797)	(18,350)
Interest income	105	457
Write-off of deferred financing costs	(312)	-
Miscellaneous, net	12	72
Income from continuing operations before income taxes	$67,047	$52,858

Substantially all revenues and assets of the Company are attributed to or located in the U.S.

Note 13.

Segment Information

     As discussed in Note 1, the Company classifies its operations into two reportable segments: National Networks, and International and Other. These reportable segments are strategic business units that are managed separately.

     The Company generally allocates all corporate overhead costs, including such costs as executive salaries and benefits, costs of maintaining corporate headquarters, facilities and common support functions (such as human resources, legal, finance, tax, accounting, audit, treasury, risk management, strategic planning and information technology) as well as sales support functions and creative and production services, to the Company's two reportable segments.

     The Company evaluates segment performance based on several factors, of which the primary financial measure is business segment adjusted operating cash flow (defined as operating income (loss) before depreciation and amortization, share-based compensation expense or benefit and restructuring expense or credit), a non-GAAP measure. The Company has presented the components that reconcile adjusted operating cash flow to operating income, an accepted GAAP measure. Information as to the operations of the Company's reportable segments is set forth below.

	Years Ended December 31,
	2011	2010	2009
Revenues, net from continuing operations
National Networks	$1,082,358	$994,573	$896,493
International and Other	125,573	104,499	95,921
Inter-segment eliminations	(20,190)	(20,772)	(18,770)
	$1,187,741	$1,078,300	$973,644

     Inter-segment eliminations are primarily revenues recognized by the International and Other segment the licensing of its program rights by the national programming networks and transmission revenues recognized AMC Networks Broadcasting & Technology.

	Years Ended December 31,
	2011	2010	2009
Inter-segment revenues
National Networks	$(454)	$(325)	$(213)
International and Other	(19,736)	(20,447)	(18,557)
	$(20,190)	$(20,772)	$(18,770)

Reconciliation (by Segment and in Total) of Adjusted Operating Cash Flow to Operating Income (Loss) from Continuing Operations

	Years Ended December 31,
	2011	2010	2009
Adjusted operating cash flow(deficit) from
continuing operations
National Networks	$447,555	$419,051	$380,824
International and Other	(4,976)	(14,686)	(13,553)
Inter-segment eliminations	(866)	(3,086)	(3,173)
	$441,713	$401,279	$364,098

	Years Ended December 31,
	2011	2010	2009
Depreciation and amortization included in
continuing operations
National Networks	$(85,701)	$(92,735)	$(89,603)
International and Other	(14,147)	(13,720)	(16,901)
	$(99,848)	$(106,455)	$(106,504)

	Years Ended December 31,
	2011	2010	2009
Share-based compensation expense included
in continuing operations
National Networks	$(12,582)	$(13,791)	$(12,405)
International and Other	(3,007)	(3,415)	(2,318)
	$(15,589)	$(17,206)	$(14,723)

	Years Ended December 31,
	2011	2010	2009
Restructuring credit (expense) included in
continuing operations
National Networks	$-	$-	$-
International and Other	240	2,218	(5,162)
	$240	$2,218	$(5,162)

	Years Ended December 31,
	2011	2010	2009
Operating income (loss) from continuing
operations
National Networks	$349,272	$312,525	$278,816
International and Other	(21,890)	(29,603)	(37,934)
Inter-segment eliminations	(866)	(3,086)	(3,173)
	$326,516	$279,836	$237,709

A reconciliation of reportable segment amounts to the Company's consolidated balances is as follows:

	Years Ended December 31,
	2011	2010	2009

Operating income (loss) from continuing
operations before income taxes
Total operating income for reportable
segments	$326,516	$279,836	$237,709
Items excluded from operating income:
Interest expense	(95,870)	(75,800)	(79,778)
Interest income	1,074	2,388	836
Write-off of deferred financing costs	(6,247)	-	-
Loss on extinguishment of debt	(14,726)	-	-
Miscellaneous, net	(137)	(162)	187
Income from continuing operations before
income taxes	$210,610	$206,262	$158,954

The following table summarizes the Company's capital expenditures by reportable segment:

	Years Ended December 31,
	2011	2010	2009
Capital Expenditures
National Networks	$2,817	$1,600	$2,684
International and Other	12,554	15,643	10,735
	$15,371	$17,243	$13,419

Substantially all revenues and assets of the Company are attributed to or located in the U.S.

Concentration Of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentration Of Credit Risk [Abstract]
Concentration Of Credit Risk

Note 10. Concentration of Risk

Financial Instruments

     Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Cash is invested in money market funds and bank time deposits. The Company monitors the financial institutions and money market funds where it invests its cash and cash equivalents with diversification among counterparties to mitigate exposure to any single financial institution. The Company's emphasis is primarily on safety of principal and liquidity and secondarily on maximizing the yield on its investments.

Customers

Two customers accounted for the following percentages of the Company's revenues, net:

	Three Months Ended March 31,
	2012	2011
Customer 1	9%	11%
Customer 2	12%	13%

     At March 31, 2012, no one customer accounted for 10% or more of the Company's net trade receivable balances.

Note 14. Concentration of Credit Risk

     Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Cash is invested in money market funds and bank time deposits. The Company monitors the financial institutions and money market funds where it invests its cash and cash equivalents with diversification among counterparties to mitigate exposure to any single financial institution. The Company's emphasis is primarily on safety of principal and liquidity and secondarily on maximizing the yield on its investments.

     Two customers accounted for the following percentages of the Company's revenues, net for the years ended December 31:

	2011	2010	2009
Customer 1	10%	11%	11%
Customer 2	12%	12%	13%

Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 7. Commitments and Contingencies

Commitments

     As of March 31, 2012, the Company's off-balance sheet arrangements not reflected on the Company's consolidated balance sheet decreased approximately $21,800 to approximately $321,800 as compared to approximately $343,600 at December 31, 2011. The decrease relates primarily to future program rights obligations.

Legal Matters

DISH Network Contract Dispute

     In 2005, subsidiaries of the Company entered into agreements with EchoStar Communications Corporation and its affiliates by which EchoStar Media Holdings Corporation acquired a 20% interest in VOOM HD and EchoStar Satellite LLC (the predecessor to DISH Network LLC ("DISH Network")) agreed to distribute VOOM on DISH Network for a 15-year term. The affiliation agreement with DISH Network for such distribution provides that if VOOM HD fails to spend $100,000 per year (subject to reduction to the extent that the number of offered channels is reduced to fewer than 21), up to a maximum of $500,000 in the aggregate, on VOOM, DISH Network may seek to terminate the agreement under certain circumstances. On January 30, 2008, DISH Network purported to terminate the affiliation agreement, effective February 1, 2008, based on its assertion that VOOM HD had failed to comply with this spending provision in 2006. On January 31, 2008, VOOM HD sought and obtained a temporary restraining order from the New York Supreme Court for New York County prohibiting DISH Network from terminating the affiliation agreement. In conjunction with its request for a temporary restraining order, VOOM HD also requested a preliminary injunction and filed a lawsuit against DISH Network asserting that DISH Network did not have the right to terminate the affiliation agreement. In a decision filed on May 5, 2008, the court denied VOOM HD's motion for a preliminary injunction. On or about May 13, 2008, DISH Network ceased distribution of VOOM on its DISH Network. On May 27, 2008, VOOM HD amended its complaint to seek damages for DISH Network's improper termination of the affiliation agreement. On June 24, 2008, DISH Network answered VOOM HD's amended complaint and asserted counterclaims alleging breach of contract and breach of the duty of good faith and fair dealing with respect to the affiliation agreement. On July 14, 2008, VOOM HD replied to DISH Network's counterclaims. The Company believes that the counterclaims asserted by DISH Network are without merit. VOOM HD and DISH Network each filed cross-motions for summary judgment. In November 2010, the court denied both parties' cross-motions for summary judgment but granted VOOM HD's motion for sanctions based on DISH Network's spoliation of evidence as well as its motion to exclude DISH Network's principal damages expert. DISH Network appealed these latter two rulings. On January 31, 2012, the Appellate Division of the New York Supreme Court issued a decision affirming (i) the trial court's finding of spoliation and imposition of the sanction of an adverse inference at trial; and (ii) the trial court's decision to exclude DISH Network's damages expert. On February 6, 2012, DISH Network filed a motion seeking leave from the Appellate Division to appeal the order. On April 26, 2012, the Apellate Division denied DISH Network's motion, thereby precluding any further appeal of the trial court rulings. The stay of the pending trial court proceedings was lifted on May 1, 2012. The Company expects the court to set a date for trial shortly.

     In connection with the Distribution, CSC Holdings and AMC Networks and Rainbow Programming Holdings, LLC, an indirect wholly-owned subsidiary of AMC Networks (collectively, the "AMC Parties") entered into an agreement which provides that from and after the Distribution date, CSC Holdings retains full control over the pending litigation with DISH Network. Any decision with respect to settlement will be made jointly by CSC Holdings and the AMC Parties. CSC Holdings and the AMC Parties will share equally in the proceeds (including in the value of any non-cash consideration) of any settlement or final judgment in the pending litigation with DISH Network that are received by subsidiaries of the Company from VOOM HD. The AMC Parties are responsible for the legal fees and costs until such costs reach an agreed upon threshold, at which point CSC Holdings and the AMC Parties will bear such fees and expenses equally.

Other Legal Matters

     On April 15, 2011, Thomas C. Dolan, a director of the Company and Executive Vice President, Strategy and Development, in the Office of the Chairman and a director of Cablevision, filed a lawsuit against Cablevision and RMH in New York Supreme Court. The lawsuit raises compensation-related claims (seeking approximately $11,000) related to events in 2005. The matter is being handled under the direction of an independent committee of the board of directors of Cablevision. In connection with the Distribution Agreement, Cablevision indemnified the Company and RMH against any liabilities and expenses related to this lawsuit. Based on the indemnification and Cablevision's and the Company's assessment of this possible loss contingency, no provision has been made for this matter in the consolidated financial statements.

     In addition to the matters discussed above, the Company is party to various lawsuits and claims in the ordinary course of business. Although the outcome of these other matters cannot be predicted with certainty and the impact of the final resolution of these other matters on the Company's results of operations in a particular subsequent reporting period is not known, management does not believe that the resolution of these matters will have a material adverse effect on the financial position of the Company or the ability of the Company to meet its financial obligations as they become due.

Note 15. Commitments and Contingencies

Commitments

     Future cash payments required under arrangements pursuant to contracts entered into by the Company in the normal course of business as of December 31, 2011 are as follows:

		Years	Years	More than
	Year 1	2 - 3	4 - 5	5 years	Total
Off balance sheet arrangements:
Purchase obligations(1)	$147,229	$45,841	$1,516	$613	$195,199
Operating lease obligations(2)	14,449	30,980	31,434	21,863	98,726
Guarantees(3)	49,486	153	-	-	49,639
	211,164	76,974	32,950	22,476	343,564
Contractual obligations reflected on the
balance sheet:
Debt obligations(4)	105,209	362,196	618,002	2,007,527	3,092,934
Program rights obligations	146,339	267,589	173,990	31,111	619,029
Capital lease obligations(5)	2,796	5,592	5,592	9,008	22,988
Contract obligations(6)	2,657	383	143	-	3,183
	257,001	635,760	797,727	2,047,646	3,738,134
Total	$468,165	$712,734	$830,677	$2,070,122	$4,081,698

____________________________

(1) Purchase obligation amounts not reflected on the balance sheet consist primarily of long-term program rights obligations that have not yet met the criteria to be recorded in the balance sheet.

(2) Operating lease commitments represent future minimum payment obligations on various long-term, noncancelable leases for office space and office equipment.

(3) Consists primarily of a guarantee of payments to a production service company for certain production related costs.

(4) Includes future payments of principal and interest due on the Company's credit facility debt and senior notes. Interest on variable rate debt is calculated based on the prevailing interest rate as of December 31, 2011.

(5) Reflects the principal amount of capital lease obligations, including interest.

(6) Represents primarily long-term carriage fees payable to distributors and additional annual required payments relating to the acquisitions of film website businesses in 2008 and 2009.

     See Note 2 for a discussion of the Company's program rights obligations. See Note 8 for a discussion of the Company's long-term debt. See Note 11 for a discussion of the Company's leases. The contractual obligations table above does not include any liabilities for uncertain income tax positions due to the fact that the Company is unable to reasonably predict the ultimate amount or timing of settlement of our liabilities for uncertain income tax positions. At December 31, 2011, the liability for uncertain tax positions was $10,465, excluding the related accrued interest liability of $2,216 and deferred tax assets of $4,484. See Note 12 for further discussion of the Company's income taxes.

     DISH Network, LLC ("DISH Network") was issued a 20% interest in VOOM HD, the Company's subsidiary operating VOOM, and that 20% interest will not be diluted until $500,000 in cash has been invested in VOOM HD by the Company. On the fifth or eighth anniversary of the effective date of the investment agreement, the termination of the affiliation agreement by DISH Network, or other specified events, DISH Network has a put right to require a wholly-owned subsidiary of RMH to purchase all of its equity interests in VOOM HD at fair value. On the seventh or tenth anniversary of the effective date of the investment agreement, or the second anniversary date of the termination of the affiliation agreement by DISH Network, a wholly-owned subsidiary of RMH has a call right to purchase all of DISH Network's ownership in VOOM HD at fair value. The table above does not include any future payments that would be required upon the exercise of the put right, if any. See also "DISH Network Contract Dispute" discussion below.

Legal Matters

DISH Network Contract Dispute

In 2005, subsidiaries of the Company entered into agreements with EchoStar Communications Corporation and its affiliates by which EchoStar Media Holdings Corporation acquired a 20% interest in VOOM HD and EchoStar Satellite LLC (the predecessor to DISH Network) agreed to distribute VOOM on DISH Network for a 15-year term. The affiliation agreement with DISH Network for such distribution provides that if VOOM HD fails to spend $100,000 per year (subject to reduction to the extent that the number of offered channels is reduced to fewer than 21), up to a maximum of $500,000 in the aggregate, on VOOM, DISH Network may seek to terminate the agreement under certain circumstances. On January 30, 2008, DISH Network purported to terminate the affiliation agreement, effective February 1, 2008, based on its assertion that VOOM HD had failed to comply with this spending provision in 2006. On January 31, 2008, VOOM HD sought and obtained a temporary restraining order from the New York Supreme Court for New York County prohibiting DISH Network from terminating the affiliation agreement. In conjunction with its request for a temporary restraining order, VOOM HD also requested a preliminary injunction and filed a lawsuit against DISH Network asserting that DISH Network did not have the right to terminate the affiliation agreement. In a decision filed on May 5, 2008, the court denied VOOM HD's motion for a preliminary injunction. On or about May 13, 2008, DISH Network ceased distribution of VOOM on its DISH Network. On May 27, 2008, VOOM HD amended its complaint to seek damages for DISH Network's improper termination of the affiliation agreement. On June 24, 2008, DISH Network answered VOOM HD's amended complaint and asserted counterclaims alleging breach of contract and breach of the duty of good faith and fair dealing with respect to the affiliation agreement. On July 14, 2008, VOOM HD replied to DISH Network's counterclaims. The Company believes that the counterclaims asserted by DISH Network are without merit. VOOM HD and DISH Network each filed cross-motions for summary judgment. In November 2010, the court denied both parties' cross-motions for summary judgment but granted VOOM HD's motion for sanctions based on DISH Network's spoliation of evidence as well as its motion to exclude DISH Network's principal damages expert. DISH Network appealed these latter two rulings. On January 31, 2012, the Appellate Division of the New York Supreme Court issued a decision affirming (i) the trial court's finding of spoliation and imposition of the sanction of an adverse inference at trial; and (ii) the trial court's decision to exclude DISH Network's damages expert. On February 6, 2012, DISH Network filed a motion seeking leave from the Appellate Division to appeal the order. VOOM HD has opposed the motion. Further proceedings in the trial court remain stayed pending the court's ruling on the motion.

     In connection with the Distribution, CSC Holdings and AMC Networks and Rainbow Programming Holdings, LLC, an indirect wholly-owned subsidiary of AMC Networks (collectively, the "AMC Parties") entered into an agreement (the "VOOM Litigation Agreement") which provides that from and after the Distribution date, CSC Holdings retains full control over the pending litigation with DISH Network. Any decision with respect to settlement will be made jointly by CSC Holdings and the AMC Parties. CSC Holdings and the AMC Parties will share equally in the proceeds (including in the value of any non-cash consideration) of any settlement or final judgment in the pending litigation with DISH Network that are received by subsidiaries of the Company from VOOM HD. The AMC Parties are responsible for the legal fees and costs until such costs reach an agreed upon threshold, at which point CSC Holdings and the AMC Parties will bear such fees and expenses equally.

Broadcast Music, Inc. Matter

     Broadcast Music, Inc. ("BMI"), an organization that licenses the performance of musical compositions of its members, had alleged that certain of the Company's subsidiaries require a license to exhibit musical compositions in its catalog. BMI agreed to interim fees based on revenues covering certain periods (generally the period commencing from the launch or acquisition of each of the Company's programming networks). In May 2011, the parties reached an agreement with respect to the license fees for an amount that approximated the amount previously accrued, which was $7,040 at December 31, 2010.

Other Legal Matters

     On April 15, 2011, Thomas C. Dolan, a director of the Company and Executive Vice President, Strategy and Development, in the Office of the Chairman and a director of Cablevision, filed a lawsuit against Cablevision and RMH in New York Supreme Court. The lawsuit raises compensation-related claims (seeking approximately $11,000) related to events in 2005. The matter is being handled under the direction of an independent committee of the board of directors of Cablevision. In connection with the Distribution Agreement, Cablevision indemnified the Company and RMH against any liabilities and expenses related to this lawsuit. Based on the indemnification and Cablevision's and the Company's assessment of this possible loss contingency, no provision has been made for this matter in the consolidated financial statements.

     In addition to the matters discussed above, the Company is party to various lawsuits and claims in the ordinary course of business. Although the outcome of these other matters cannot be predicted with certainty and the impact of the final resolution of these other matters on the Company's results of operations in a particular subsequent reporting period is not known, management does not believe that the resolution of these matters will have a material adverse effect on the financial position of the Company or the ability of the Company to meet its financial obligations as they become due.

Equity And Long-Term Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity And Long-Term Incentive Plans [Abstract]
Equity And Long-Term Incentive Plans

Note 8. Equity and Long-Term Incentive Plans

     In connection with the Distribution, the Company adopted the AMC Networks Inc. 2011 Employee Stock Plan (the "2011 Employee Stock Plan"), the AMC Networks Inc. 2011 Stock Plan for Non-Employee Directors (the "2011 Non-Employee Director Plan") and the AMC Networks Inc. 2011 Cash Incentive Plan (the "2011 Cash Incentive Plan").

     In March 2012, AMC Networks granted 441,111 restricted share units to certain executive officers and employees under the 2011 Employee Stock Plan that vest on the third anniversary of the grant date. The vesting criteria for 97,915 of those restricted share units include the achievement of certain performance targets by the Company. Also in March 2012, AMC Networks granted three-year performance based awards to certain executive officers and employees under the 2011 Cash Incentive Plan.

     Share-based compensation expense included in continuing operations, a component of selling, general and administrative expense, for the three months ended March 31, 2012 was $3,583, related to equity classified awards. For the three months ended March 31, 2011, share-based compensation expense allocated by Cablevision was $3,931, related to equity classified awards. For the three months ended March 31, 2012, there was no share-based compensation expense included in continuing operations for liability classified awards (stock appreciation rights). For the three months ended March 31, 2011, there was $46 of share-based compensation expense included in continuing operations for liability classified awards. For periods prior to the Distribution, the Company's share-based compensation includes amounts related to Company employees participating in the Cablevision equity awards programs, as well as amounts related to Cablevision corporate employees and non-employee directors to the extent allocated to the Company. For periods after the Distribution, the Company no longer receives an allocation of share-based compensation expense for Cablevision corporate employees and non-employee directors, including expense related to the Company's Executive Chairman with respect to his participation in the Cablevision equity awards program (since he remained an executive officer of Cablevision).

     During the three months ended March 31, 2012, 1,030,832 shares of AMC Networks Class A common stock previously issued to employees of Cablevision, MSG and the Company vested. In connection with the employees' satisfaction of the statutory minimum tax withholding obligations for the applicable income and other employment taxes, 351,724 of these shares, with an aggregate value of $15,937, were surrendered to the Company. These acquired shares, as well as 36,968 forfeited unvested restricted shares, have been classified as treasury stock.

     Long-term incentive plan compensation expense included in continuing operations for the three months ended March 31, 2012 was $3,025. For the three months ended March 31, 2011, long-term incentive plan compensation expense allocated by Cablevision was $3,318. Such amount is accrued for performance-based awards for which the performance criteria had not yet been met as the awards are based on achievement of certain performance criteria through December 31, 2014. The Company has accrued the pro-rata amount earned that it currently believes will ultimately be paid based upon the performance criteria established for these performance-based awards. If the Company subsequently determines that the performance criteria for the awards are not probable of being achieved, the Company would reverse the accrual in respect of the award at that time.

Note 16. Equity and Long-Term Incentive Plans

     In connection with the Distribution, the Company adopted the AMC Networks Inc. 2011 Employee Stock Plan (the "2011 Employee Stock Plan") and the AMC Networks Inc. 2011 Stock Plan for Non-Employee Directors (the "2011 Non-Employee Director Plan").

     Under the 2011 Employee Stock Plan, the Company is authorized to grant incentive stock options, non-qualified stock options, restricted shares, restricted stock units, SARs and other equity-based awards. The Company may grant awards for up to 5,000,000 shares of AMC Networks Class A Common Stock (subject to certain adjustments). Stock options and SARs under the 2011 Employee Stock Plan must be granted with an exercise price of not less than the fair market value of a share of AMC Networks Class A Common Stock on the date of grant and must expire no later than 10 years from the date of grant. The terms and conditions of awards granted under the 2011 Employee Stock Plan, including vesting and exercisability, are determined by the Compensation Committee of the Board of Directors ("Compensation Committee") and may include terms or conditions based upon performance criteria.

     Subsequent to the Distribution through December 31, 2011, the Company granted 442,135 restricted share awards to certain employees under the 2011 Employee Stock Plan, that vest on the third anniversary of the grant date. The vesting criteria for 186,171 of those restricted shares also includes the achievement of certain performance targets. As of December 31, 2011, there are 2,818,164 share awards available for future grant under the 2011 Employee Stock Plan.

     Under the 2011 Non-Employee Director Plan, the Company is authorized to grant non-qualified stock options, restricted stock units, restricted shares, SARs and other equity-based awards. The Company may grant awards for up to 165,000 shares of AMC Networks Class A Common Stock (subject to certain adjustments). Stock options under the 2011 Non-Employee Director Plan must be granted with an exercise price of not less than the fair market value of a share of AMC Networks Class A Common Stock on the date of grant and must expire no later than 10 years from the date of grant. The terms and conditions of awards granted under the 2011 Non-Employee Director Plan, including vesting and exercisability, are determined by the Compensation Committee. Unless otherwise provided in an applicable award agreement, stock options granted under this plan will be fully vested and exercisable, and restricted stock units granted under this plan will be fully vested, upon the date of grant.

     In connection with the Distribution, non-employee directors were issued 61,546 shares of AMC Networks Class A Common Stock and 17,981 AMC Networks stock options under the 2011 Non-Employee Director Plan. In August 2011, the Company granted 38,951 restricted stock units to non-employee directors under the 2011 Non-Employee Director Plan, which vested on the grant date. As of December 31, 2011, there are 46,522 share awards available for future grant under the 2011 Non-Employee Director Plan.

Treatment of Share-Based Payment Awards After the AMC Networks Distribution

     In connection with the Distribution and as provided for in Cablevision's equity plans, each stock option and SAR outstanding at the effective date of the Distribution became two stock options or two SARs, as the case may be: (i) one with respect to Cablevision's CNYG Class A Common Stock and (ii) one with respect to the Company's Class A Common Stock. The existing exercise price of each stock option/SAR was allocated between the existing Cablevision stock option/SAR and the Company's new stock option/SAR based on the weighted average trading price of Cablevision's and the Company's common shares for the 10 trading days subsequent to the Distribution and the underlying share amount took into account the 1:4 distribution ratio. As a result of this adjustment, approximately 73.59% of the pre-Distribution exercise price of stock options/SARs was allocated to the Cablevision stock options/SARs and approximately 26.41% was allocated to the Company's new stock options/SARs.

     On February 9, 2010, Cablevision distributed to its stockholders all of the outstanding common stock of MSG (the "MSG Distribution"). As a result of the Distribution and the MSG Distribution, certain employees of MSG hold stock options, SARs and restricted stock with respect to AMC Networks Class A Common Stock. In addition, as a result of the MSG Distribution, certain employees of the Company hold MSG stock options, SARs and restricted shares with respect to MSG Class A Common Stock.

Stock Option Award Activity

     The following table summarizes activity relating to Company employees who held AMC Networks stock options for the period from July 1, 2011 (the day following the Distribution) to December 31, 2011:

				Weighted
	Shares Under Option		Weighted	Average
	Time	Performance	Average	Contractual	Aggregate
	Vesting	Vesting	Exercise Price	Term (in	Intrinsic
	Options	Options	Per Share	years)	Value(a)
Balance, July 1, 2011	149,147	2,500	$10.81	3.43	$4,404
Exercised	(12,606)	-	$11.59
Balance, December 31, 2011	136,541	2,500	$10.74	3.08	$3,732

Options exercisable at December 31, 2011	105,223	2,500	$11.26	3.19	$2,836

Options expected to vest in the future	31,318	-	$8.95	2.68	$896

(a) The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of AMC Networks Class A Common Stock on December 31, 2011 or July 1, 2011, as indicated, and December 31, 2011 in the case of the stock options expected to vest in the future.

     In addition, the following table summarizes activity relating to Cablevision and MSG employees who held AMC Networks stock options from July 1, 2011 (the day following the Distribution) to December 31, 2011:

				Weighted
	Shares Under Option		Weighted	Average
	Time	Performance	Average	Contractual	Aggregate
	Vesting	Vesting	Exercise Price	Term (in	Intrinsic
	Options	Options	Per Share	years)	Value(a)
Balance, July 1, 2011	1,503,558	106,400	$11.77	3.74	$45,206
Exercised	(271,210)	(28,000)	$11.57
Forfeited/Expired	(87,883)	-	$8.95
Balance, December 31, 2011	1,144,465	78,400	$12.02	3.29	$31,253

Options exercisable at December 31, 2011	903,288	78,400	$11.65	3.11	$25,456

Options expected to vest in the future	241,177	-	$13.55	4.04	$5,796

(a) The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of AMC Networks Class A Common Stock on December 31, 2011 or July 1, 2011, as indicated, and December 31, 2011 in the case of the stock options expected to vest in the future.

     The Company does not record any share-based compensation expense for AMC Networks stock options held by Cablevision and MSG employees, however such stock options do have a dilutive effect on the Company's net income per share. The Company records share-based compensation expense for Cablevision and MSG stock options held by the Company's employees.

Restricted Share Award Activity

     The following table summarizes activity relating to Company employees who held AMC Networks restricted shares from July 1, 2011 (the day following the Distribution) to December 31, 2011:

			Weighted
		Number of	Average Fair
	Number of	Performance	Value Per
	Restricted	Restricted	Share at Date
	Shares	Shares	of Grant

Unvested award balance, July 1, 2011	435,150	19,022	$20.67
Granted	255,964	186,171	$36.00
Forfeited	(13,183)	-	$27.55
Transfers	1,641	-	$19.22
Unvested award balance, December 31, 2011	679,572	205,193	$28.23

The following table summarizes activity relating to Cablevision and MSG employees who held AMC

Networks restricted shares from July 1, 2011 (the day following the Distribution) to December 31, 2011:

			Weighted
		Number of	Average Fair
	Number of	Performance	Value Per
	Restricted	Restricted	Share at Date
	Shares	Shares	of Grant

Unvested award balance, July 1, 2011	1,526,412	205,975	$18.95
Vested	(57,261)	(38,350)	$16.19
Forfeited	(101,499)	(32,450)	$20.93
Transfers	(1,641)	-	$19.22
Unvested award balance, December 31, 2011	1,366,011	135,175	$18.67

     Transfers included in the above tables represent the transfer of restricted stock awards for employees who transferred from Cablevision to the Company during the period.

     During the year ended December 31, 2011, 95,611 shares of AMC Networks Class A Common Stock previously issued to employees of Cablevision and MSG vested. In connection with the employees' satisfaction of the statutory minimum tax withholding obligations for the applicable income and other employment taxes, 46,928 of these shares, with an aggregate value of $1,675, were surrendered to the Company. These acquired shares, as well as 147,132 forfeited unvested restricted shares have been classified as treasury stock.

     AMC Networks recognizes share-based compensation expense for restricted shares issued to its employees based on the grant date price of AMC Networks Class A Common Stock using a straight-line amortization method, over the service period. The Company does not record any share-based compensation expense for AMC Networks restricted shares held by Cablevision and MSG employees, however such restricted shares do have a dilutive effect on the Company's net income per share. The Company records share-based compensation expense for Cablevision and MSG restricted shares held by the Company's employees.

     Share-based compensation expense included in continuing operations, a component of selling, general and administrative expense, for the years ended December 31, 2011, 2010 and 2009 was $16,012, $16,267 and $13,716, respectively, related to equity classified awards. Share-based compensation (credit) expense included in continuing operations for liability classified awards (SARs) was $(423), $939 and $1,007 for the years ended December 31, 2011, 2010 and 2009, respectively. Share-based compensation has been reduced by estimated forfeitures, which is based on historical experience. For periods prior to the Distribution, the Company's share-based compensation includes amounts related to Company employees participating in the Cablevision equity awards programs, as well as amounts related to Cablevision corporate employees and non-employee directors to the extent allocated to the Company. For periods after the Distribution, the Company no longer receives an allocation of share-based compensation expense for Cablevision corporate employees and non-employee directors, including expense related to the Company's Executive Chairman with respect to his participation in the Cablevision equity awards program (since he remained an executive officer of Cablevision).

     The Company receives income tax deductions related to restricted share, stock options or other equity awards granted to its employees by the Company, Cablevision or MSG, but does not receive income tax deductions for Company equity awards held by Cablevision or MSG employees.

Long-Term Incentive Plans

     In June, 2011, the Company's Board of Directors approved the AMC Networks Inc. 2011 Cash Incentive Plan (the "2011 Cash Incentive Plan"). Under the terms of the 2011 Cash Incentive Plan, the Company is authorized to grant a cash award to certain employees. The terms and conditions of such awards are determined by the Compensation Committee of the Company's Board of Directors, may include the achievement of certain performance criteria and may extend for a period not to exceed ten years. During 2011, the Company granted three-year performance awards to certain executive officers and other members of the Company's management under the 2011 Cash Incentive Plan.

     In connection with the long-term incentive awards granted under the 2011 Cash Incentive Plan, the Company recorded compensation expense in continuing operations of $3,475 for the year ended December 31, 2011. Such amount is accrued for performance-based awards for which the performance criteria had not yet been met as of December 31, 2011 as such awards are based on achievement of certain performance criteria through December 31, 2013. The Company has accrued the pro-rata amount earned that it currently believes will ultimately be paid based upon the performance criteria established for these performance-based awards. If the Company subsequently determines that the performance criteria for such awards is not probable of being achieved, the Company would reverse the accrual in respect of such award at that time.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

Note 17. Benefit Plans

     Through June 30, 2011, the date of the Distribution, certain employees of the Company participated in Cablevision's non-contributory, qualified defined benefit cash balance pension plan (the "Cash Balance Pension Plan") and non-contributory non-qualified defined benefit excess cash balance plan (the "Excess Cash Balance Plan"). In connection with the Cash Balance Pension Plan and the Excess Cash Balance Plan (collectively, the "Pension Plans"), the Company was charged by Cablevision for credits made into an account established for each participant. Such credits were based upon a percentage of eligible base pay and a market-based rate of return.

     Certain employees of the Company participate in Cablevision's qualified defined contribution 401(k) savings plan (the "401(k) Plan") and non-qualified excess savings plan (the "Excess Savings Plan"). Under the 401(k) Plan, a tax-qualified retirement savings plan, participating Company employees may contribute into their plan accounts a percentage of their eligible pay on a before-tax basis as well as a percentage of their eligible pay on an after-tax basis. The Company makes matching contributions on behalf of participating employees in accordance with the terms of the 401(k) Plan. From the date of the Distribution, in addition to the matching contribution, the Company will make a discretionary year-end contribution to employee 401(k) Plan accounts equal to 4% of eligible compensation, subject to certain conditions.

     The Excess Savings Plan is a non-qualified deferred compensation plan that operates in conjunction with the 401(k) Plan. The Company provides a matching contribution to the Excess Savings Plan similar to the 401(k) Plan.

     Total expense related to all benefit plans was $7,865, $7,285 and $6,973 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company does not provide postretirement benefits for any of its employees.

Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income

Note 18. Comprehensive Income

Comprehensive income is as follows:

Year Ended
December 31,
2011
Net income	$126,454

Other comprehensive loss:
Unrealized losses on interest rate swaps	(19,091)
Other comprehensive loss, before income taxes	(19,091)
Income taxbenefit related to items of other
comprehensive loss	7,064
Other comprehensive loss, net of income taxes	(12,027)
Comprehensive income	$114,427

     Comprehensive income equals net income for the years ended December 31, 2010 and December 31, 2009. Interest expense in the consolidated statement of income for the year ended December 31, 2011 includes $4,628 relating to the interest rate swap contracts.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 11. Related Party Transactions

     The Company provides services to and receives services from Cablevision and MSG. Until the Distribution date, the consolidated financial statements of the Company reflect the application of certain cost allocation policies of Cablevision. Management believes that these allocations were made on a reasonable basis. However, it is not practicable to determine whether the charged amounts represent amounts that might have been incurred on a stand-alone basis, including as a separate independent publicly owned company, as there are no company-specific or comparable industry benchmarks with which to make such estimates. Further, as many of these transactions are conducted between subsidiaries under common control of the Dolan Family, amounts charged for these services may not represent amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.

     The following is a summary of the revenues and expenses included in the Company's consolidated statements of income related to transactions with or charges from Cablevision:

	Three Months Ended March 31,
	2012	2011

Revenues, net	$5,856	$5,700

Operating expenses:
Technical and operating expenses:
Other support functions	$-	$118
Health and welfare plans	-	1,087
Total technical and operating expenses	$-	$1,205
Selling, general and administrative expenses:
Corporate general and administrative costs, net	$858	$8,001
Management fees	-	6,740
Health and welfare plans	-	1,040
Advertising expense	1,263	325
Other support functions	391	72
Sales support and other functions, net	-	1,302
Cablevision allocations of share-based
compensation expense	-	3,977
Cablevision allocations of long-term incentive plans
expense	-	3,318
Total selling, general and administrative expenses	$2,512	$24,775

     The following is a summary of the revenues and expenses included in the Company's consolidated statements of income related to transactions with or charges from MSG:

	Three Months Ended March 31,
	2012	2011

Revenues, net	$2,217	$2,240

Operating expenses:
Selling, general and administrative expenses:
Corporate general and administrative and other credits	$(516)	$(456)
Sales support and other functions	-	(28)
Total selling, general and administrative credits	$(516)	$(484)

Operating Expenses

Share-based Compensation and Long-Term Incentive Plans Expense

     Cablevision charged the Company through the Distribution date its proportionate share of expenses or benefits related to Cablevision's employee stock plans and Cablevision's long-term incentive plans. Such amounts are included in selling, general and administrative expenses in the consolidated statement of income for the three months ended March 31, 2011. The 2009 Cablevision three-year long-term incentive plan performance awards to certain executive officers and other members of the Company were paid in cash in March 2012.

Transition Services Agreement

     In connection with the Distribution, Cablevision and AMC Networks entered into a Transition Services Agreement under which, in exchange for the fees specified in such agreement, Cablevision agreed to provide transition services with regard to such areas as accounting, information systems, risk management and employee services, compensation and benefits. Under the Transition Services Agreement, AMC Networks also provides certain services to Cablevision and to MSG on behalf of Cablevision. The Company incurred net fees of $843 under the Transition Services Agreement for the three months ended March 31, 2012, which were recorded as a charge to selling, general and administrative expenses.

Note 19. Related Party Transactions

Allocations

     The Company provides services to and receives services from Cablevision and MSG. Until the Distribution date, the consolidated financial statements of the Company reflect the application of certain cost allocation policies of Cablevision. Management believes that these allocations were made on a reasonable basis. However, it is not practicable to determine whether the charged amounts represent amounts that might have been incurred on a stand-alone basis, including as a separate independent publicly owned company, as there are no company-specific or comparable industry benchmarks with which to make such estimates. Further, as many of these transactions are conducted between subsidiaries under common control of the Dolan Family, amounts charged for these services may not represent amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.

     The following is a summary of the revenues and expenses included in the Company's consolidated statements of income related to transactions with or charges from Cablevision:

	Years Ended December 31,
	2011	2010	2009

Revenues, net	$23,052	$21,031	$23,314

Operating expenses:
Technical and operating expenses:
Other support functions	$367	$561	$376
Health and welfare plans	4,673	4,180	4,109
Total technical and operating expenses	$5,040	$4,741	$4,485
Selling, general and administrative expenses:
Corporate general and administrative costs, net	$19,016	$33,398	$33,132
Management fees	13,958	26,511	23,773
Health and welfare plans	5,046	4,029	4,493
Advertising expense	2,542	2,391	1,391
Other support functions	794	23	23
Sales support and other functions, net	2,176	1,603	1,200
Cablevision allocations of share-based
compensation expense	8,490	17,206	14,723
Cablevision allocations of long-term incentive plans
expense	7,285	16,207	12,955
Total selling, general and administrative expenses	$59,307	$101,368	$91,690

     The following is a summary of the revenues and expenses included in the Company's consolidated statements of income related to transactions with or credits from MSG:

	Years Ended December 31,
	2011	2010	2009

Revenues, net	$8,833	$8,172	$8,482

Operating expenses:
Technical and operating expenses:
Program rights and production services credits	$-	$(770)	$(6,528)
Total technical and operating expenses	$-	$(770)	$(6,528)
Selling, general andadministrative expenses:
Corporate general and administrative and other
credits	$(2,189)	$(1,029)	$(4,346)
Sales support and other functions	(114)	(109)	(105)
Total selling, general and administrative credits	$(2,303)	$(1,138)	$(4,451)

Revenues, net

     The Company recorded affiliation fee revenues earned, net of amortization of deferred carriage fees, under affiliation agreements with subsidiaries of Cablevision. In addition, AMC Networks Broadcasting & Technology has entered into agreements with MSG to provide various transponder, technical and support services through 2020.

Operating Expenses

Production Services

     The Company provides various studio production services to MSG, for which the charges are reflected as a reduction of the related expenses.

Other Support Functions

     Certain related parties provide various digital media and administrative support functions which primarily include salaries and facilities costs charged to the Company.

Health and Welfare Plans

     Through December 31, 2011, employees of the Company participated in health and welfare plans sponsored by Cablevision. Health and welfare benefit costs have generally been charged by Cablevision based upon the proportionate number of participants in the plans.

Corporate General and Administrative Costs, net

     Through the Distribution date, general and administrative costs, including costs of maintaining corporate headquarters, facilities and common support functions (such as executive management, human resources, legal, finance, tax, accounting, audit, treasury, risk management, strategic planning, information technology, etc.), have been charged to the Company by Cablevision. Additionally, the Company charges MSG for a portion of the Company's leased facilities utilized by MSG. Such costs allocated to the Company have been included in selling, general and administrative expenses and such cost reimbursements are recorded as a reduction to selling, general and administrative expenses. Subsequent to the Distribution date, amounts charged by Cablevision represent charges pursuant to a transition services agreement. See also Transition Services Agreement discussion below.

Management Fees

     Through the Distribution date, the Company paid Cablevision a management fee pursuant to a consulting agreement between Cablevision and certain of the Company's subsidiaries. The consulting agreement was terminated on the Distribution date and the Company did not replace it.

Advertising

The Company incurs advertising expenses charged by subsidiaries of Cablevision.

Sales Support and Other Functions, net

     Through the Distribution date, subsidiaries of Cablevision provided advertising sales support functions to the Company, which primarily included salaries and general and administrative costs, which were recorded as a charge to selling, general and administrative expenses. Additionally, the Company provides affiliation support functions to MSG, which primarily includes salaries, facilities, and general and administrative costs. These charges are recorded as a reduction to selling, general and administrative expenses.

Share-based Compensation and Long-Term Incentive Plans Expense

     Cablevision charged the Company through the Distribution date its proportionate share of expenses or benefits related to Cablevision's employee stock plans and Cablevision's long-term incentive plans. Such amounts are included in selling, general and administrative expenses in the consolidated statements of income. The long-term incentive plans are funded by the Company and aggregate liabilities of $18,137 (which includes $3,475 attributable to the Company's 2011 long-term incentive plan) and $28,934 related to these plans are included in accrued employee related costs and other liabilities in the Company's consolidated balance sheets at December 31, 2011 and December 31, 2010, respectively. These liabilities include certain performance-based awards for which the performance criteria had not been met as of December 31, 2011 as such awards are based on achievement of certain performance criteria through December 31, 2013. The Company has accrued the pro-rata amount earned that it currently believes will ultimately be paid based upon the performance criteria established for these performance-based awards. If it is subsequently determined that the performance criteria for such awards is not probable of being achieved, the Company would reverse the accrual in respect of such award at that time. As the obligations related to stock option and restricted share awards under the Cablevision stock plans are satisfied by Cablevision, the allocation to the Company of its proportionate share of the related expenses through June 30, 2011 is reflected as capital contributions in the consolidated financial statements.

Treatment of Long-Term Incentive Plans After the Distribution

     In 2011, 2010 and 2009, Cablevision granted three-year performance awards to certain executive officers and other members of the Company's management under Cablevision's 2006 Cash Incentive Plan. The 2009 awards were paid in March 2012. The Cablevision performance metrics in the awards granted in 2010 to certain executive officers and other employees of the Company were replaced with Company performance metrics. The awards granted to certain executive officers and other employees of the Company in March 2011 under the Cablevision 2006 Cash Incentive Plan were replaced in July 2011 by awards granted under the Company's 2011 Cash Incentive Plan, and the Cablevision performance metrics related to those awards were replaced with Company performance metrics. Amounts applicable to employees of the Company are and will continue to be reflected as liabilities, based on achievement of certain performance criteria as noted above, in the Company's consolidated balance sheets until settled.

     Deferred compensation awards granted by Cablevision pursuant to Cablevision's Long-Term Incentive Plan (which was superseded by the Cablevision Cash Incentive Plan in 2006) are unaffected by the Distribution. Amounts applicable to employees of the Company are reflected as liabilities in the Company's consolidated balance sheets until settled.

Transition Services Agreement

     In connection with the Distribution, Cablevision and AMC Networks entered into a Transition Services Agreement under which, in exchange for the fees specified in such agreement, Cablevision agreed to provide transition services with regard to such areas as accounting, information systems, risk management and employee services, compensation and benefits. Under the Transition Services Agreement, AMC Networks also provides certain services to Cablevision and MSG on behalf of Cablevision. The Company incurred net fees of $2,435 under the Transition Services Agreement for the year ended December 31, 2011, which were recorded as a charge to selling, general and administrative expenses.

     Under the Transition Services Agreement, AMC Networks provides transition services to Cablevision and MSG with regard to its information technology systems that AMC Networks, Cablevision and MSG may share. AMC Networks and Cablevision, as parties receiving services under the agreement, have agreed to indemnify the party providing services for losses incurred by such party that arise out of or are otherwise in connection with the provision by such party of services under the agreement, except to the extent that such losses result from the providing party's gross negligence, willful misconduct or breach of its obligations under the agreement. Similarly, each party providing services under the agreement has agreed to indemnify the party receiving services for losses incurred by such party that arise out of or are otherwise in connection with the indemnifying party's provision of services under the agreement if such losses result from the providing party's gross negligence, willful misconduct or breach of its obligations under the agreement.

Interim Financial Information	12 Months Ended
Dec. 31, 2011
Interim Financial Information [Abstract]
Interim Financial Information

Note 20. Interim Financial Information (Unaudited)

     The following is a summary of the Company's selected quarterly financial data for the years ended December 31, 2011 and 2010:

	For the three months ended,
	March 31,	June 30,	September 30,	December 31,
2011:	2011	2011	2011	2011	2011

Revenues, net	$272,903	$291,965	$283,914	$338,959	$1,187,741
Operating expenses	(202,224)	(209,691)	(189,470)	(259,840)	(861,225)
Operating income	$70,679	$82,274	$94,444	$79,119	$326,516
Income from continuing operations	$29,722	$27,058	$40,317	$29,265	$126,362
Income (loss) from discontinued
operations, net of income taxes	96	97	(314)	213	92
Net income	$29,818	$27,155	$40,003	$29,478	$126,454

Basic net income per share (a):
Income from continuing operations	$0.43	$0.39	$0.58	$0.42	$1.82
Loss from discontinued operations	$-	$-	$-	$-	$-
Net income	$0.43	$0.39	$0.58	$0.42	$1.83

Diluted net income per share (a):
Income from continuing operations	$0.43	$0.39	$0.56	$0.40	$1.79
Loss from discontinued operations	$-	$-	$-	$-	$-
Net income	$0.43	$0.39	$0.55	$0.41	$1.79

	For the three months ended,
	March 31,	June 30,	September 30,	December31,
2010:	2010	2010	2010	2010	2010

Revenues, net	$248,372	$260,013	$271,433	$298,482	$1,078,300
Operating expenses	(187,347)	(188,375)	(194,501)	(228,241)	(798,464)
Operating income	$61,025	$71,638	$76,932	$70,241	$279,836
Income from continuing operations	$24,029	$30,512	$33,741	$29,907	$118,189
Loss from discontinued operations, net of
income taxes	(10,596)	(8,411)	(8,482)	(10,601)	(38,090)
Net income	$13,433	$22,101	$25,259	$19,306	$80,099

Basic net income (loss) per share (a):
Income from continuing operations	$0.35	$0.44	$0.49	$0.43	$1.71
Loss from discontinued operations	$(0.15)	$(0.12)	$(0.12)	$(0.15)	$(0.55)
Net income	$0.19	$0.32	$0.37	$0.28	$1.16

(a) Common shares assumed to be outstanding for both basic and diluted earnings per share during the three months ended March 31, 2011 and June 30, 2011 and for each three month period and year ended in 2010 totaled 69,161,000, representing the number of shares of Company common stock issued to Cablevision shareholders on the Distribution date, and excludes unvested outstanding restricted shares, based on a distribution ratio of one share of AMC Networks common stock for every four shares of Cablevision common stock outstanding.

As set forth in the table above, there have been changes in the level of the Company's revenues, net from quarter to quarter and/or changes from year to year due primarily to increased advertising revenue and, to a lesser extent, affiliation fee and other revenue items. In addition, the Company's operating expenses have also changed from quarter to quarter and/or year over year due primarily to the timing of the exhibition, promotion and marketing of program rights and/or program rights write-downs based on management's assessment of programming usefulness. In addition to the changes in operating income, non-operating income and expense items such as interest expense, net, write-off of deferred financing costs, loss on extinguishment of debt and income tax expense also impact quarter over quarter and year over year net income.

Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation And Qualifying Accounts

AMC NETWORKS INC. AND SUBSIDIARIES

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

(Dollars in thousands)

	Balance at		Deductions/
	Beginning of	Provision for	Write-Offs and		Balance at
	Period	Bad Debt	Other Charges		Endof Period
Year Ended December 31, 2011
Allowance for doubtful
accounts	$8,321	$338	$(5,567	)*	$3,092

Year Ended December 31, 2010
Allowance for doubtful
accounts	$7,767	$1,484	$(930	)*	$8,321

Year Ended December 31, 2009
Allowance for doubtful
accounts	$6,231	$2,528	$(992	)*	$7,767

* Amounts in 2011 represent primarily the write-off of certain uncollectible trade receivables that had previously been fully reserved. Amounts in 2010 and 2009 represent primarily the write-off of trade receivables following the filing of bankruptcy of certain advertisers and a cable television system operator.